UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2015

Date of reporting period:	9/30/2014

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL GLOBAL REAL ESTATE FUND

SEMIANNUAL REPORT • SEPTEMBER 30, 2014

Fund Type

Sector Stock

Objective

Capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of September 30, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Real Estate Investors, also known as PREI®, is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2014 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

November 14, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential Global Real Estate Fund informative and useful. The report covers performance for the six-month period that ended September 30, 2014.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Global Real Estate Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates LLC, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Global Real Estate Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 9/30/14
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	3.55%	6.17%	66.14%	109.82%	—
Class B	3.14	5.44	60.41	95.18	—
Class C	3.19	5.44	60.52	95.19	—
Class Q	3.77	6.65	N/A	N/A	10.62% (8/23/13)
Class R	3.43	5.94	64.59	N/A	27.98 (6/16/08)
Class Z	3.66	6.47	68.71	115.72	—
S&P Developed Property Net Index	2.85	6.16	67.52	95.85	—
FTSE EPRA/NAREIT Developed Real Estate Index	2.68	5.91	64.71	N/A	—
S&P 500 Index	6.41	19.70	107.21	117.93	—
Lipper Global Real Estate Funds Average	3.18	7.18	63.73	82.43	—

Average Annual Total Returns (With Sales Charges) as of 9/30/14
		One Year	Five Years	Ten Years	Since Inception
Class A		0.33%	9.44%	7.09%	—
Class B		0.44	9.78	6.92	—
Class C		4.44	9.93	6.92	—
Class Q		6.65	N/A	N/A	9.63% (8/23/13)
Class R		5.94	10.48	N/A	4.00 (6/16/08)
Class Z		6.47	11.03	7.99	—
S&P Developed Property Net Index		6.16	10.87	6.95	—
FTSE EPRA/NAREIT Developed Real Estate Index		5.91	10.49	N/A	—
S&P 500 Index		19.70	15.69	8.10	—
Lipper Global Real Estate Funds Average		7.18	10.33	6.08	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5%(Yr.1) 4%(Yr.2) 3%(Yr.3) 2%(Yr.4) 1%(Yr.5) 1%(Yr.6) 0%(Yr.7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

S&P Developed Property Net Index

The S&P Developed Property Net Index defines and measures the investable universe of publicly traded property companies domiciled in developed markets. S&P Developed Property Net Index Closest Month-End to Inception cumulative total returns are 12.42% for Class Q and 33.78% for Class R. S&P Developed Property Net Index Closest Month-End to Inception average annual total returns are 11.41% for Class Q and 4.77% for Class R.

FTSE EPRA/NAREIT Developed Real Estate Index

The FTSE EPRA/NAREIT Developed Real Estate Index is designed to track the performance of listed real estate companies and REITs worldwide. FTSE EPRA/NAREIT Developed Real Estate Index Closest Month-End to Inception cumulative total returns are 11.93% for Class Q and 30.64% for Class R. FTSE EPRA/NAREIT Developed Real Estate Index Closest Month-End to Inception average annual total returns are 10.97% for Class Q and 4.37% for Class R.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how US stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total returns are 23.46% for Class Q and 76.76% for Class R. S&P 500 Index Closest Month-End to Inception average annual total returns are 21.47% for Class Q and 9.54% for Class R.

Prudential Global Real Estate Fund	3

Your Fund’s Performance (continued)

Lipper Global Real Estate Funds Average

The Lipper Global Real Estate Funds Average (Lipper Average) is based on the average return for all funds in the Lipper Global Real Estate Funds category for the periods noted. Funds in the Lipper Average invest at least 25% but less than 75% of their equity portfolios in shares of companies engaged in the real estate industry that are strictly outside of the US or whose securities are principally traded outside of the U.S. Lipper Average Closest Month-End to Inception cumulative total returns are 13.14% for Class Q and 33.52% for Class R. Lipper Average Closest Month-End to Inception average annual total returns are 12.07% for Class Q and 4.70% for Class R.

Investors cannot invest directly in an index or average. The securities in the Indexes may be very different from those in the Fund. Their returns do not include the effect of sales charges and operating expenses of a mutual fund or taxes and would be lower if they did. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 9/30/14
Simon Property Group, Inc., REIT, Retail REITs	4.7%
Mitsui Fudosan Co. Ltd., Diversified Real Estate Activities	3.8
Sun Hung Kai Properties Ltd., Diversified Real Estate Activities	3.6
Mitsubishi Estate Co. Ltd., Diversified Real Estate Activities	3.0
Unibail-Rodamco SE REIT, Retail REITs	2.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 9/30/14
Retail REITs	20.3%
Diversified Real Estate Activities	17.2
Diversified REITs	14.4
Office REITs	11.3
Residential REITs	7.2

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on April 1, 2014, at the beginning of the period, and held through the six-month period ended September 30, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Global Real Estate Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Global Real Estate Fund		Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,035.50	1.22%	$6.23
	Hypothetical	$1,000.00	$1,018.95	1.22%	$6.17

Class B	Actual	$1,000.00	$1,031.40	1.92%	$9.78
	Hypothetical	$1,000.00	$1,015.44	1.92%	$9.70

Class C	Actual	$1,000.00	$1,031.90	1.92%	$9.78
	Hypothetical	$1,000.00	$1,015.44	1.92%	$9.70

Class Q	Actual**	$1,000.00	$1,037.70	0.79%	$4.04
	Hypothetical	$1,000.00	$1,021.11	0.79%	$4.00

Class R	Actual	$1,000.00	$1,034.30	1.42%	$7.24
	Hypothetical	$1,000.00	$1,017.95	1.42%	$7.18

Class Z	Actual	$1,000.00	$1,036.60	0.92%	$4.70
	Hypothetical	$1,000.00	$1,020.46	0.92%	$4.66

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2014, and divided by 365 days. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annual expense ratios for the six-month period ended September 30, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.22%	1.22%
B	1.92	1.92
C	1.92	1.92
Q	0.79	0.79
R	1.67	1.42
Z	0.92	0.92

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Global Real Estate Fund	7

Portfolio of Investments

as of September 30, 2014 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.0%

COMMON STOCKS 99.0%

Australia 6.4%
Australand Property Group, REIT	15,875	$61,842
CFS Retail Property Trust Group, REIT	7,407,075	12,931,512
Charter Hall Office, REIT (Escrow Shares)*	590,800	—
Charter Hall Retail, REIT	1,896,498	6,304,809
Dexus Property Group, REIT	25,756,224	25,007,694
Federation Centres Ltd., REIT	7,009,850	15,814,290
Goodman Group, REIT	6,438,610	29,097,642
GPT Group, REIT	8,086,145	27,384,161
Investa Office Fund, REIT	3,601,530	10,556,856
Mirvac Group, REIT	13,941,306	20,971,379
Scentre Group, REIT*	7,843,236	22,566,598
Stockland, REIT	3,772,300	13,032,574
Westfield Corp., REIT	6,294,714	41,016,708

		224,746,065

Austria 0.4%
CA Immobilien Anlagen AG*	775,858	15,449,006

Brazil 0.1%
BR Malls Participacoes SA	81,308	639,103
Multiplan Empreendimentos Imobiliarios SA	153,382	3,135,629

		3,774,732

Canada 1.5%
Boardwalk Real Estate Investment Trust, REIT	304,160	18,712,107
Brookfield Canada Office Properties, REIT	262,288	6,360,768
Canadian Apartment Properties Real Estate Investment Trust, REIT	260,805	5,493,451
Chartwell Retirement Residences, REIT	875,897	8,571,660
RioCan Real Estate Investment Trust, REIT	534,150	12,243,074

		51,381,060

France 3.7%
Fonciere des Regions, REIT	241,935	21,802,966
ICADE, REIT	136,287	11,508,219
Klepierre, REIT	459,817	20,113,407
Unibail-Rodamco SE REIT	292,331	75,175,547

		128,600,139

See Notes to Financial Statements.

Prudential Global Real Estate Fund	9

Portfolio of Investments

as of September 30, 2014 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Germany 1.9%
Alstria Office REIT AG, REIT*	1,221,065	$14,928,050
Deutsche Annington Immobilien SE	406,466	11,797,695
Deutsche Wohnen AG	166,202	3,539,804
DO Deutsche Office AG, REIT*	496,035	1,898,357
GAGFAH SA*	944,525	17,558,567
LEG Immobilien AG*	165,243	11,423,205
Westgrund Ag*	1,453,861	6,511,552

		67,657,230

Hong Kong 9.3%
Cheung Kong Holdings Ltd.	1,998,776	32,879,738
Hang Lung Properties Ltd.	4,522,469	12,854,643
Henderson Land Development Co. Ltd.	5,001,300	32,377,567
Hongkong Land Holdings Ltd.	5,878,000	39,970,400
Hysan Development Co. Ltd.	2,076,000	9,578,629
Kerry Properties Ltd.	2,707,500	9,076,855
Link (The), REIT	2,915,000	16,821,403
Shimao Property Holdings Ltd.	1,530,000	3,090,643
Sino Land Co. Ltd.	14,751,800	22,739,607
Sun Hung Kai Properties Ltd.	8,881,935	126,027,093
Wharf Holdings Ltd. (The)	3,218,000	22,856,563

		328,273,141

Ireland 0.7%
Green REIT PLC*	8,544,072	14,029,143
Hibernia REIT PLC*	6,750,287	9,804,896

		23,834,039

Japan 14.9%
Activia Properties, Inc., REIT	1,621	13,026,371
Aeon Mall Co. Ltd.	776,170	14,827,345
AEON REIT Investment Corp., REIT(a)	10,170	12,703,807
Daito Trust Construction Co. Ltd.	241,400	28,546,192
Daiwa House Industry Co. Ltd.	1,975,400	35,487,887
Daiwa House REIT Investment Corp., REIT	1,330	5,892,378
GLP J-REIT, REIT	12,156	14,047,875
Hulic REIT, Inc., REIT	3,053	4,909,241
Industrial & Infrastructure Fund Investment Corp., REIT	210	1,741,117
Japan Excellent, Inc., REIT	1,918	2,463,924

See Notes to Financial Statements.

10

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Japan (cont’d.)
Japan Real Estate Investment Corp., REIT	748	$3,847,193
Japan Retail Fund Investment Corp., REIT	6,979	14,067,573
Mitsubishi Estate Co. Ltd.	4,736,780	106,754,234
Mitsui Fudosan Co. Ltd.	4,327,339	132,799,246
Nippon Building Fund, Inc., REIT	2,000	10,531,441
Nippon Prologis REIT, Inc., REIT	10,191	23,693,190
Nomura Real Estate Master Fund, Inc., REIT	6,935	8,705,663
NTT Urban Development Corp.	1,346,200	14,153,740
Sumitomo Realty & Development Co. Ltd.	1,162,952	41,433,130
Tokyo Tatemono Co. Ltd.	1,092,000	8,848,343
Tokyu Fudosan Holdings Corp.	2,314,200	15,888,565
United Urban Investment Corp., REIT	4,697	7,209,104

		521,577,559

Mexico 0.3%
Prologis Property Mexico SA de CV*	5,600,457	11,717,571

Netherlands 1.0%
Corio NV, REIT	193,636	9,490,763
Eurocommercial Properties NV, REIT	312,483	13,760,879
Wereldhave NV, REIT	130,667	10,758,097

		34,009,739

Singapore 4.1%
Ascendas Real Estate Investment Trust, REIT	9,324,000	16,447,019
Cache Logistics Trust, REIT	5,241,000	4,783,126
CapitaLand Ltd.	7,347,000	18,406,116
CapitaMall Trust, REIT	947,000	1,417,245
CapitaRetail China Trust, REIT	629,000	773,318
City Developments Ltd.	450,000	3,389,879
Keppel REIT, REIT	37,039,800	34,557,172
Mapletree Commercial Trust, REIT	15,878,000	17,549,565
Mapletree Industrial Trust, REIT	14,629,800	16,276,636
Suntec Real Estate Investment Trust, REIT	22,247,000	30,669,644

		144,269,720

Sweden 1.1%
Atrium Ljungberg AB (Class B Stock)	911,985	13,080,716
Fabege AB	967,222	12,283,663
Hufvudstaden AB (Class A Stock)	992,986	12,340,343

		37,704,722

See Notes to Financial Statements.

Prudential Global Real Estate Fund	11

Portfolio of Investments

as of September 30, 2014 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Switzerland 0.5%
PSP Swiss Property AG*	197,278	$16,539,522

United Kingdom 6.0%
Big Yellow Group PLC, REIT	1,318,040	11,077,615
British Land Co. PLC, REIT	3,841,463	43,651,749
Capital & Counties Properties PLC	781,313	4,152,122
Derwent London PLC, REIT	201,350	8,883,226
Great Portland Estates PLC, REIT	2,080,618	21,505,650
Hammerson PLC, REIT	3,920,824	36,398,626
Land Securities Group PLC, REIT	3,038,181	51,011,569
Segro PLC, REIT	3,302,034	19,380,233
Shaftesbury PLC, REIT	902,174	9,942,711
Tritax Big Box REIT PLC, REIT	2,311,943	4,038,451

		210,041,952

United States 47.1%
Alexandria Real Estate Equities, Inc., REIT	400,135	29,509,956
American Campus Communities, Inc., REIT	624,367	22,758,177
American Realty Capital Properties, Inc.	1,279,424	15,429,853
AvalonBay Communities, Inc., REIT	329,505	46,450,320
Boston Properties, Inc., REIT	618,154	71,557,507
Brookdale Senior Living, Inc.*	309,622	9,976,021
Camden Property Trust, REIT	700,626	48,013,900
Cedar Realty Trust, Inc., REIT	1,970,703	11,627,148
Chesapeake Lodging Trust, REIT	1,220,881	35,588,681
Columbia Property Trust, Inc., REIT	1,467,887	35,038,463
CubeSmart, REIT	718,910	12,926,002
DDR Corp., REIT	2,182,045	36,505,613
Duke Realty Corp., REIT	2,468,323	42,405,789
Empire State Realty Trust, Inc., REIT (Class A Stock)(a)	2,089,205	31,379,859
Essex Property Trust, Inc., REIT	66,870	11,953,012
Excel Trust, Inc., REIT	1,292,375	15,211,254
Extra Space Storage, Inc., REIT	156,950	8,093,911
First Industrial Realty Trust, Inc., REIT	1,760,449	29,769,193
First Potomac Realty Trust, REIT	2,305,504	27,089,672
Forest City Enterprises, Inc. (Class A Stock)*	797,750	15,603,990
General Growth Properties, Inc., REIT	2,361,112	55,604,188
Glimcher Realty Trust, REIT	1,346,568	18,232,531
HCP, Inc. REIT(a)	448,374	17,804,932
Health Care REIT, Inc., REIT(a)	1,083,990	67,608,456

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

United States (cont’d.)
Healthcare Trust Of America, Inc.	1,561,096	$18,108,714
Hersha Hospitality Trust, REIT	3,845,133	24,493,497
Hilton Worldwide Holdings, Inc.*	1,006,208	24,782,903
Host Hotels & Resorts, Inc., REIT	2,758,836	58,845,972
Hudson Pacific Properties, Inc., REIT	921,776	22,730,996
Kilroy Realty Corp., REIT	553,836	32,920,012
Lexington Realty Trust, REIT	2,750,969	26,931,986
LTC Properties, Inc., REIT	152,930	5,641,588
Macerich Co. (The), REIT(a)	220,297	14,061,557
Mack-Cali Realty Corp., REIT	1,552,363	29,665,657
New York REIT, Inc.(a)	534,616	5,495,852
Physicians Realty Trust, REIT	1,985,992	27,247,810
Piedmont Office Realty Trust, Inc. REIT (Class A Stock)(a)	1,101,815	19,436,017
Post Properties, Inc., REIT	896,346	46,018,404
ProLogis, Inc., REIT	998,131	37,629,539
Public Storage, REIT	419,375	69,549,150
Regency Centers Corp., REIT	539,490	29,040,747
Sabra Health Care REIT, Inc.	540,699	13,149,800
Simon Property Group, Inc., REIT	1,001,624	164,687,018
SL Green Realty Corp., REIT	122,831	12,445,237
Sovran Self Storage, Inc., REIT	247,741	18,422,021
Spirit Realty Capital, Inc., REIT	2,449,583	26,871,925
Starwood Hotels & Resorts Worldwide, Inc.	320,460	26,665,477
Strategic Hotels & Resorts, Inc., REIT*	2,700,362	31,459,217
Taubman Centers, Inc. REIT	534,919	39,049,087
UDR, Inc., REIT	1,893,538	51,598,910
Ventas, Inc., REIT(a)	486,274	30,124,674
Vornado Realty Trust, REIT	289,744	28,962,810

		1,652,175,005

TOTAL COMMON STOCKS (cost $3,137,731,939)		3,471,751,202

PREFERRED STOCK

Sweden
Klovern AB, (PRFC) (cost $271,765)	14,746	334,114

See Notes to Financial Statements.

Prudential Global Real Estate Fund	13

Portfolio of Investments

as of September 30, 2014 (Unaudited) continued

Description	Units	Value (Note 1)
WARRANTS*

Hong Kong
Sun Hung Kai Properties Ltd., expiring 04/22/16 (cost $0)	367,077	$613,619

TOTAL LONG-TERM INVESTMENTS (cost $3,138,003,704)		3,472,698,935

SHORT-TERM INVESTMENT 3.3%

	Shares

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $113,000,042; includes $78,801,899 of cash collateral for securities on loan) (Note 3)(b)(c)	113,000,042	113,000,042

TOTAL INVESTMENTS 102.3% (cost $3,251,003,746; Note 5)		3,585,698,977
Liabilities in excess of other assets (2.3)%		(79,477,132)

NET ASSETS 100.0%		$3,506,221,845

The following abbreviations are used in the portfolio descriptions:

PRFC—Preference Shares

REIT—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $75,910,507; cash collateral of $78,801,899 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

14

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$224,746,065	$—
Austria	—	15,449,006	—
Brazil	3,774,732	—	—
Canada	51,381,060	—	—
France	21,802,966	106,797,173	—
Germany	20,207,604	47,449,626	—
Hong Kong	39,970,400	288,302,741	—
Ireland	23,834,039	—	—
Japan	12,703,807	508,873,752	—
Mexico	11,717,571	—	—
Netherlands	—	34,009,739	—
Singapore	17,549,565	126,720,155	—
Sweden	13,080,716	24,624,006	—
Switzerland	—	16,539,522	—
United Kingdom	4,038,451	206,003,501	—
United States	1,652,175,005	—	—
Preferred Stock:
Sweden	334,114	—	—
Warrants:
Hong Kong	613,619	—	—
Affiliated Money Market Mutual Fund	113,000,042	—	—

Total	$1,986,183,691	$1,599,515,286	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2014 was as follows:

Retail REITs	20.3%
Diversified Real Estate Activities	17.2
Diversified REIT’s	14.4
Office REIT’s	11.3
Residential REITs	7.2
Real Estate Operating Companies	6.1
Industrial REIT’s	6.0
Health Care REITs	5.4
Hotel & Resort REITs	4.3
Specialized REITs	3.4
Affiliated Money Market Mutual Fund (including 2.2% of collateral for securities on loan)	3.3%
Real Estate Development	1.6
Hotels, Resorts & Cruise Lines	1.5
Health Care Facilities	0.3

102.3
Liabilities in excess of other assets	(2.3)

100.0%

See Notes to Financial Statements.

Prudential Global Real Estate Fund	15

Portfolio of Investments

as of September 30, 2014 (Unaudited) continued

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk.

The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of September 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$613,619	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended September 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)
Equity contracts	$45,436

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(2)
Equity contracts	$613,619

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

16

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • SEPTEMBER 30, 2014

Prudential Global Real Estate Fund

Statement of Assets & Liabilities

as of September 30, 2014 (Unaudited)

Assets
Investments at value, including securities on loan of $75,910,507:
Unaffiliated investments (cost $3,138,003,704)	$3,472,698,935
Affiliated investments (cost $113,000,042)	113,000,042
Receivable for investments sold	21,688,326
Receivable for Fund shares sold	14,946,227
Dividends and interest receivable	10,759,248
Tax reclaim receivable	1,807,232
Prepaid expenses	39,094

Total assets	3,634,939,104

Liabilities
Payable to broker for collateral for securities on loan	78,801,899
Payable for investments purchased	39,674,465
Payable for Fund shares reacquired	7,218,018
Management fee payable	2,229,445
Distribution fee payable	406,068
Accrued expenses	236,124
Affiliated transfer agent fee payable	151,240

Total liabilities	128,717,259

Net Assets	$3,506,221,845

Net assets were comprised of:
Shares of beneficial interest, at par	$150,508
Paid-in capital in excess of par	3,292,636,549

3,292,787,057
Distributions in excess of net investment income	(14,730,638)
Accumulated net realized loss on investment and foreign currency transactions	(106,335,096)
Net unrealized appreciation on investments and foreign currencies	334,500,522

Net assets, September 30, 2014	$3,506,221,845

See Notes to Financial Statements.

18

Class A:
Net asset value and redemption price per share, ($921,019,488 ÷ 39,599,522 shares of beneficial interest issued and outstanding)	$23.26
Maximum sales charge (5.50% of offering price)	1.35

Maximum offering price to public	$24.61

Class B:
Net asset value, offering price and redemption price per share, ($16,393,833 ÷ 715,804 shares of beneficial interest issued and outstanding)	$22.90

Class C:
Net asset value, offering price and redemption price per share, ($173,096,418 ÷ 7,558,717 shares of beneficial interest issued and outstanding)	$22.90

Class Q:
Net asset value, offering price and redemption price per share, ($155,861,869 ÷ 6,678,623 shares of beneficial interest issued and outstanding)	$23.34

Class R:
Net asset value, offering price and redemption price per share, ($18,169,396 ÷ 782,442 shares of beneficial interest issued and outstanding)	$23.22

Class Z:
Net asset value, offering price and redemption price per share, ($2,221,680,841 ÷ 95,172,501 shares of beneficial interest issued and outstanding)	$23.34

See Notes to Financial Statements.

Prudential Global Real Estate Fund	19

Statement of Operations

Six Months Ended September 30, 2014 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of $2,778,522 foreign withholding tax)	$49,822,939
Affiliated income from securities lending, net	74,941
Affiliated dividend income	25,357

Total income	49,923,237

Expenses
Management fee	13,054,332
Distribution fee—Class A	1,482,316
Distribution fee—Class B	89,282
Distribution fee—Class C	853,490
Distribution fee—Class R	63,355
Transfer agent’s fees and expenses (including affiliated expense of $437,500)	2,160,000
Custodian’s fees and expenses	309,000
Reports to shareholders	145,000
Registration fees	116,000
Trustees’ fees	39,000
Legal fees and expenses	20,000
Audit fee	13,000
Insurance fees	7,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	72,377

Total expenses	18,426,152
Less: Distribution fee waiver—Class R	(21,118)

Net expenses	18,405,034

Net investment income	31,518,203

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	42,072,675
Foreign currency transactions	(29,095)

42,043,580

Net change in unrealized appreciation (depreciation) on:
Investments	31,097,191
Foreign currencies	(203,490)

30,893,701

Net gain on investments and foreign currencies	72,937,281

Net Increase In Net Assets Resulting From Operations	$104,455,484

See Notes to Financial Statements.

20

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended September 30, 2014	Year Ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income	$31,518,203	$42,196,209
Net realized gain on investment and foreign currency transactions	42,043,580	8,184,770
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	30,893,701	(22,296,738)

Net increase in net assets resulting from operations	104,455,484	28,084,241

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(5,439,274)	(14,750,509)
Class B	(28,524)	(316,264)
Class C	(298,259)	(2,579,891)
Class Q	(1,175,829)	(402,552)
Class R	(81,261)	(259,759)
Class Z	(17,307,369)	(33,737,431)

	(24,330,516)	(52,046,406)

Fund share Transactions (Net of share conversions) (Note 6):
Net proceeds from shares sold	670,014,523	1,963,434,765
Net asset value of shares issued in reinvestment of dividends and distributions	16,325,181	35,243,399
Cost of shares reacquired	(390,466,789)	(796,801,321)

Net increase in net assets from Fund share transactions	295,872,915	1,201,876,843

Total increase in net assets	375,997,883	1,177,914,678

Net Assets
Beginning of period	3,130,223,962	1,952,309,284

End of period	$3,506,221,845	$3,130,223,962

See Notes to Financial Statements.

Prudential Global Real Estate Fund	21

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 12 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust currently consists of four funds: Prudential Global Real Estate Fund (the “Fund”), Prudential US Real Estate Fund, Prudential Long-Short Equity Fund and Prudential Short Duration Muni High Income Fund. These financial statements relate only to Prudential Global Real Estate Fund. The financial statements of the other portfolios are not presented herein. The Trust was established as a Delaware business trust on October 24, 1997. The investment objective of the Fund is capital appreciation and income. It seeks to achieve this objective by investing primarily in equity securities of real estate companies.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

22

Common and preferred stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange- traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Global Real Estate Fund	23

Notes to Financial Statements

(Unaudited) continued

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

24

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investments and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous

Prudential Global Real Estate Fund	25

Notes to Financial Statements

(Unaudited) continued

day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or a return of capital and recorded accordingly. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Dividends and Distributions: The Fund expects to pay dividends of net investment income quarterly and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst distributions in excess of net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

26

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Real Estate Investors (“PREI”), which is a business unit of Prudential Investment Management (“PIM”). The subadvisory agreement provides that each subadviser furnishes investment advisory services in connection with the management of the Fund. In connection therewith, each subadviser is obligated to keep certain books and records of the Fund. PI pays for the services of the subadvisers, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75% of the Fund’s average daily net assets. The effective management fee rate was .75% for the six months ended September 30, 2014.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to ..30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. For the six months ended September 30, 2014, PIMS has contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares.

PIMS has advised the Fund that it has received $330,315 in front-end sales charges resulting from sales of Class A during the six months ended September 30, 2014. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that it has received $1,057, $15,478 and $8,957 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively, during the six months ended September 30, 2014.

Prudential Global Real Estate Fund	27

Notes to Financial Statements

(Unaudited) continued

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the six months ended September 30, 2014, PIM has been compensated approximately $22,327 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended September 30, 2014, were $1,200,336,397 and $929,714,703, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2014 were as follows:

Tax Basis	$3,306,822,873

Appreciation	$322,748,738
Depreciation	$(43,872,634)

Net Unrealized Appreciation	$278,876,104

28

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses realized on or after April 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before March 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund utilized approximately $10,368,000 of its pre-enactment losses to offset net taxable gains realized in the fiscal year ended March 31, 2014. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of March 31, 2014, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2017	22,922,000
Expiring 2018	82,582,000
Expiring 2019	1,800,000

$107,304,000

The Fund elected to treat post-October capital losses of approximately $11,442,000 as having been incurred in the following fiscal year (March 31, 2015).

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker- dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines

Prudential Global Real Estate Fund	29

Notes to Financial Statements

(Unaudited) continued

from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R, Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

At September 30, 2014, Prudential through its affiliates owned 474 Class Q shares of the Fund.

The Fund has authorized an unlimited number of shares of beneficial interest, $.001 par value per share, divided into six classes, designated Class A, Class B, Class C, Class Q, Class R and Class Z.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended September 30, 2014:
Shares sold	6,479,231	$155,717,214
Shares issued in reinvestment of dividends	209,269	4,988,361
Shares reacquired	(5,693,170)	(136,857,233)

Net increase (decrease) in shares outstanding before conversion	995,330	23,848,342
Shares issued upon conversion from Class B, Class C and Class Z	122,602	2,949,316
Shares reacquired upon conversion into Class Z	(2,512,876)	(61,643,434)

Net increase (decrease) in shares outstanding	(1,394,944)	$(34,845,776)

Year ended March 31, 2014:
Shares sold	22,218,572	$496,714,341
Shares issued in reinvestment of dividends and distributions	623,153	13,137,208
Shares reacquired	(11,409,413)	(254,092,121)

Net increase (decrease) in shares outstanding before conversion	11,432,312	255,759,428
Shares issued upon conversion from Class B, Class C and Class Z	237,565	5,327,415
Shares reacquired upon conversion into Class Z	(422,774)	(9,498,759)

Net increase (decrease) in shares outstanding	11,247,103	$251,588,084

30

Class B	Shares	Amount
Six months ended September 30, 2014:
Shares sold	55,676	$1,297,015
Shares issued in reinvestment of dividends and distributions	996	23,275
Shares reacquired	(40,701)	(960,696)

Net increase (decrease) in shares outstanding before conversion	15,971	359,594
Shares reacquired upon conversion into Class A	(58,684)	(1,390,850)

Net increase (decrease) in shares outstanding	(42,713)	$(1,031,256)

Year ended March 31, 2014:
Shares sold	256,969	$5,768,885
Shares issued in reinvestment of dividends and distributions	12,857	266,845
Shares reacquired	(171,547)	(3,758,755)

Net increase (decrease) in shares outstanding before conversion	98,279	2,276,975
Shares reacquired upon conversion into Class A	(79,304)	(1,711,913)

Net increase (decrease) in shares outstanding	18,975	$565,062

Class C
Six months ended September 30, 2014:
Shares sold	1,344,437	$31,824,422
Shares issued in reinvestment of dividends and distributions	10,071	235,253
Shares reacquired	(514,571)	(12,112,746)

Net increase (decrease) in shares outstanding before conversion	839,937	19,946,929
Shares reacquired upon conversion into Class A and Class Z	(106,277)	(2,524,187)

Net increase (decrease) in shares outstanding	733,660	$17,422,742

Year ended March 31, 2014:
Shares sold	2,471,770	$55,293,810
Shares issued in reinvestment of dividends and distributions	94,903	1,971,076
Shares reacquired	(1,277,101)	(27,935,864)

Net increase (decrease) in shares outstanding before conversion	1,289,572	29,329,022
Shares reacquired upon conversion into Class A and Class Z	(148,926)	(3,283,564)

Net increase (decrease) in shares outstanding	1,140,646	$26,045,458

Prudential Global Real Estate Fund	31

Notes to Financial Statements

(Unaudited) continued

Class Q*	Shares	Amount
Six months ended September 30, 2014:
Shares sold	4,223,507	$105,329,601
Shares issued in reinvestment of dividends and distributions	49,245	1,175,829
Shares reacquired	(73,581)	(1,784,442)

Net increase (decrease) in shares outstanding before conversion	4,199,171	104,720,988
Shares issued upon conversion from Class Z	89,256	2,235,864

Net increase (decrease) in shares outstanding	4,288,427	$106,956,852

Period ended March 31, 2014:
Shares sold	1,557,812	$34,575,839
Shares issued in reinvestment of dividends and distributions	18,508	402,552
Shares reacquired	(43,529)	(976,758)

Net increase (decrease) in shares outstanding before conversion	1,532,791	34,001,633
Shares issued upon conversion from Class Z	857,405	18,399,911

Net increase (decrease) in shares outstanding	2,390,196	$52,401,544

Class R
Six months ended September 30, 2014:
Shares sold	272,331	$6,548,536
Shares issued in reinvestment of dividends and distributions	2,972	70,609
Shares reacquired	(114,321)	(2,752,251)

Net increase (decrease) in shares outstanding	160,982	$3,866,894

Year ended March 31, 2014:
Shares sold	460,601	$10,318,292
Shares issued in reinvestment of dividends and distributions	9,972	209,198
Shares reacquired	(422,226)	(9,308,285)

Net increase (decrease) in shares outstanding	48,347	$1,219,205

32

Class Z	Shares	Amount
Six months ended September 30, 2014:
Shares sold	15,304,993	$369,297,735
Shares issued in reinvestment of dividends and distributions	410,584	9,831,854
Shares reacquired	(9,702,760)	(235,999,421)

Net increase (decrease) in shares outstanding before conversion	6,012,817	143,130,168
Shares issued upon conversion from Class A and Class C	2,601,817	64,076,854
Shares reacquired upon conversion into Class A and Class Q	(150,255)	(3,703,563)

Net increase (decrease) in shares outstanding	8,464,379	$203,503,459

Year ended March 31, 2014:
Shares sold	60,109,236	$1,360,763,598
Shares issued in reinvestment of dividends and distributions	907,537	19,256,520
Shares reacquired	(22,470,809)	(500,729,538)

Net increase (decrease) in shares outstanding before conversion	38,545,964	879,290,580
Shares issued upon conversion from Class A and Class C	564,326	12,717,240
Shares reacquired upon conversion into Class A and Class Q	(1,013,249)	(21,950,330)

Net increase (decrease) in shares outstanding	38,097,041	$870,057,490

*	Commencement of offering was August 26, 2013.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through October 8, 2014. The Funds pay an annualized commitment fee of .08% on the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

Subsequent to the fiscal period end, the SCA has been renewed effective October 9, 2014 and will continue to provide a commitment of $900 million through October 8, 2015. Effective October 9, 2014, the Funds pay an annualized commitment fee of .075% of the unused portion of the SCA.

The Fund did not utilize the SCA during the six months ended September 30, 2014.

Prudential Global Real Estate Fund	33

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended September 30,		Year Ended March 31,
	2014		2014	2013	2012	2011	2010
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$22.59		$22.84	$19.79	$19.43	$16.83	$9.53
Income (loss) from investment operations
Net investment income	.20		.33	.33	.33	.35	.30
Net realized and unrealized gain (loss) on investment transactions	.61		(.15)	3.39	.37	2.75	7.64
Total from investment operations	.81		.18	3.72	.70	3.10	7.94
Less Dividends and Distributions:
Dividends from net investment income	(.14)		(.43)	(.67)	(.34)	(.50)	(.64)
Net asset value, end of period	$23.26		$22.59	$22.84	$19.79	$19.43	$16.83
Total Return(a)	3.55%		.92%	19.07%	3.75%	18.57%	83.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$921,019		$926,156	$679,524	$368,183	$281,427	$186,200
Average net assets (000)	$985,511		$806,577	$470,031	$302,768	$214,086	$148,247
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.22%	(d)	1.26%	1.27%	1.27%	1.30%	1.37%
Expenses before waivers and/or expense reimbursement	1.22%	(d)	1.26%	1.27%	1.27%	1.30%	1.37%
Net investment income	1.70%	(d)	1.47%	1.59%	1.77%	1.92%	2.03%
Portfolio turnover	27%	(e)	32%	20%	20%	29%	53%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying fund in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

34

Class B Shares
	Six Months Ended September 30,		Year Ended March 31,
	2014		2014	2013	2012	2011	2010
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$22.24		$22.61	$19.62	$19.29	$16.70	$9.47
Income (loss) from investment operations
Net investment income	.12		.18	.19	.21	.24	.20
Net realized and unrealized gain (loss) on investment transactions	.58		(.16)	3.36	.34	2.70	7.58
Total from investment operations	.70		.02	3.55	.55	2.94	7.78
Less Dividends and Distributions:
Dividends from net investment income	(.04)		(.39)	(.56)	(.22)	(.35)	(.55)
Net asset value, end of period	$22.90		$22.24	$22.61	$19.62	$19.29	$16.70
Total Return(a)	3.14%		.24%	18.30%	2.97%	17.74%	82.55%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16,394		$16,866	$16,721	$12,671	$14,451	$12,382
Average net assets (000)	$17,808		$17,712	$13,595	$13,320	$13,028	$11,178
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.92%	(d)	1.96%	1.97%	1.97%	2.00%	2.07%
Expenses before waivers and/or expense reimbursement	1.92%	(d)	1.96%	1.97%	1.97%	2.00%	2.07%
Net investment income	1.00%	(d)	.80%	.94%	1.11%	1.33%	1.37%
Portfolio turnover	27%	(e)	32%	20%	20%	29%	53%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include the expenses of the underlying fund in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Global Real Estate Fund	35

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended September 30,		Year Ended March 31,
	2014		2014	2013	2012	2011	2010
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$22.23		$22.61	$19.62	$19.29	$16.69	$9.47
Income (loss) from investment operations
Net investment income	.11		.17	.19	.20	.20	.20
Net realized and unrealized gain (loss) on investment transactions	.60		(.16)	3.36	.35	2.75	7.57
Total from investment operations	.71		.01	3.55	.55	2.95	7.77
Less Dividends and Distributions:
Dividends from net investment income	(.04)		(.39)	(.56)	(.22)	(.35)	(.55)
Net asset value, end of period	$22.90		$22.23	$22.61	$19.62	$19.29	$16.69
Total Return(a)	3.19%		.19%	18.30%	2.97%	17.81%	82.44%

Ratios/Supplemental Data:
Net assets, end of period (000)	$173,096		$151,751	$128,517	$86,546	$68,703	$39,758
Average net assets (000)	$170,232		$146,043	$99,523	$78,213	$47,954	$32,986
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.92%	(d)	1.96%	1.97%	1.97%	2.00%	2.07%
Expenses before waivers and/or expense reimbursement	1.92%	(d)	1.96%	1.97%	1.97%	2.00%	2.07%
Net investment income	.94%	(d)	.79%	.92%	1.06%	1.14%	1.33%
Portfolio turnover	27%	(e)	32%	20%	20%	29%	53%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include the expenses of the underlying fund in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

36

Class Q Shares
	Six Months Ended September 30, 2014		August 26, 2013(d) through March 31, 2014
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$22.69		$21.46
Income (loss) from investment operations
Net investment income	.19		.26
Net realized and unrealized gain on investment transactions	.67		1.15
Total from investment operations	.86		1.41
Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.18)
Net asset value, end of period	$23.34		$22.69
Total Return(a)	3.77%		6.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$155,862		$54,236
Average net assets (000)	$80,412		$39,266
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	.79%	(c)	.83%	(c)
Expenses before waivers and/or expense reimbursement	.79%	(c)	.83%	(c)
Net investment income	1.58%	(c)	1.93%	(c)
Portfolio turnover	27%	(f)	32%	(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Calculated based on average shares outstanding during the period.

(c) Annualized.

(d) Commencement of operations.

(e) Does not include the expenses of the underlying fund in which the Fund invests.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Global Real Estate Fund	37

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended September 30,		Year Ended March 31,
	2014		2014	2013	2012	2011	2010
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$22.55		$22.82	$19.77	$19.42	$16.81	$9.63
Income (loss) from investment operations
Net investment income	.14		.29	.29	.28	.30	.23
Net realized and unrealized gain (loss) on investment transactions	.64		(.16)	3.39	.37	2.76	7.56
Total from investment operations	.78		.13	3.68	.65	3.06	7.79
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.40)	(.63)	(.30)	(.45)	(.61)
Net asset value, end of period	$23.22		$22.55	$22.82	$19.77	$19.42	$16.81
Total Return(a)	3.43%		.72%	18.89%	3.50%	18.37%	81.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18,169		$14,014	$13,078	$5,523	$3,032	$843
Average net assets (000)	$16,849		$14,324	$8,527	$4,203	$1,823	$296
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.42%	(d)	1.46%	1.47%	1.47%	1.50%	1.57%
Expenses before waivers and/or expense reimbursement	1.67%	(d)	1.71%	1.72%	1.72%	1.75%	1.82%
Net investment income	1.40%	(d)	1.31%	1.36%	1.52%	1.64%	1.47%
Portfolio turnover	27%	(e)	32%	20%	20%	29%	53%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include the expenses of the underlying fund in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

38

Class Z Shares
	Six Months Ended September 30,		Year Ended March 31,
	2014		2014	2013	2012	2011	2010
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$22.69		$22.93	$19.85	$19.50	$16.89	$9.56
Income (loss) from investment operations
Net investment income	.24		.39	.39	.38	.37	.34
Net realized and unrealized gain (loss) on investment transactions	.60		(.15)	3.42	.36	2.80	7.67
Total from investment operations	.84		.24	3.81	.74	3.17	8.01
Less Dividends and Distributions:
Dividends from net investment income	(.19)		(.48)	(.73)	(.39)	(.56)	(.68)
Net asset value, end of period	$23.34		$22.69	$22.93	$19.85	$19.50	$16.89
Total Return(a)	3.66%		1.22%	19.50%	3.99%	18.97%	84.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,221,681		$1,967,200	$1,114,469	$517,935	$324,886	$128,831
Average net assets (000)	$2,200,833		$1,626,256	$723,880	$406,631	$191,320	$89,126
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.92%	(d)	.96%	.97%	.97%	1.00%	1.07%
Expenses before waivers and/or expense reimbursement	.92%	(d)	.96%	.97%	.97%	1.00%	1.07%
Net investment income	1.95%	(d)	1.75%	1.86%	2.03%	2.01%	2.29%
Portfolio turnover	27%	(e)	32%	20%	20%	29%	53%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include the expenses of the underlying fund in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Global Real Estate Fund	39

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential Global Real Estate Fund (the “Fund”)1 consists of thirteen individuals, eleven of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”), which provides subadvisory services to the Fund through its Prudential Real Estate Investors unit (“PREI”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 9-11, 2014 and approved the renewal of the agreements through July 31, 2015, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations,

[1]	Prudential Global Real Estate Fund is a series of Prudential Investment Portfolios 12.

Prudential Global Real Estate Fund

Approval of Advisory Agreements (continued)

the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 9-11, 2014.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PREI. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by PREI, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PREI, and also considered the qualifications, backgrounds and responsibilities of PREI’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s, PIM’s and PREI’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI, PIM and PREI. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PI, PIM and PREI. The Board noted that PREI and PIM are affiliated with PI.

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The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM through PREI, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM through PREI under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board separately considered information regarding the profitability of the subadviser, an affiliate of PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

In 2013, PI and the Board retained an outside business consulting firm, in order to assist the Board in its consideration of the renewal of the management and subadvisory agreements, by reviewing management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm’s analysis and conclusions with respect to the Funds’ management fee structures were presented to the Board and PI at the December 3-5, 2013 meeting, and were discussed extensively by the Board and PI over the following two quarters.

The Board noted that the management fee schedule for the Fund does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to any individual funds, but rather are incurred across a variety of products and services. In light of the Fund’s current size, performance and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Prudential Global Real Estate Fund

Approval of Advisory Agreements (continued)

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), and benefits to its reputation as well as other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2013.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended March 31, 2013. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Global Real Estate Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be

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applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index for the three-, five-, and ten-year periods, but slightly underperformed its benchmark index for the one-year period.
•

The Board concluded that, in light of the Fund’s competitive performance against its benchmark index and Peer Universe, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Global Real Estate Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Real Estate Investors	7 Giralda Farms Madison, NJ 07940

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Global Real Estate Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL GLOBAL REAL ESTATE FUND

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PURAX	PURBX	PURCX	PGRQX	PURRX	PURZX
CUSIP	744336108	744336207	744336306	744336876	744336405	744336504

MF182E2    0269822-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL US REAL ESTATE FUND

SEMIANNUAL REPORT • SEPTEMBER 30, 2014

Fund Type

Sector Stock

Objective

Capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of September 30, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Real Estate Investors, also known as PREI®, is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2014 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

November 14, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential US Real Estate Fund informative and useful. The report covers performance for the six-month period that ended September 30, 2014.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential US Real Estate Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates LLC, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential US Real Estate Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 9/30/14
	Six Months	One Year	Since Inception
Class A	3.70%	13.23%	44.72% (12/21/10)
Class B	3.24	12.42	40.87 (12/21/10)
Class C	3.24	12.44	40.67 (12/21/10)
Class Z	3.75	13.51	46.03 (12/21/10)
FTSE NAREIT Equity REITs Index	3.61	13.14	49.29
S&P 500 Index	6.41	19.70	69.79
Lipper Equity Real Estate Funds Average	3.66	12.54	45.53

Average Annual Total Returns (With Sales Charges) as of 9/30/14
		One Year	Since Inception
Class A		7.00%	8.64% (12/21/10)
Class B		7.42	9.08 (12/21/10)
Class C		11.44	9.45 (12/21/10)
Class Z		13.51	10.54 (12/21/10)
FTSE NAREIT Equity REITs Index		13.14	11.28
S&P 500 Index		19.70	15.16
Lipper Equity Real Estate Funds Average		12.54	10.49

Source: Prudential Investments LLC and Lipper Inc.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5&6) 0% (Yr.7)	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

FTSE NAREIT Equity REITs Index

The Financial Times Stock Exchange National Association of Real Estate Investment Trusts (FTSE NAREIT) Equity REITs Index is an unmanaged index which measures the performance of all real estate investment trusts listed on the New York Stock Exchange, the NASDAQ National Market, and the NYSE Amex Equities. The index is designed to reflect the performance of all publically-traded equity REITs as a whole.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It is a broad representation of how U.S. stock prices have performed.

Lipper Equity Real Estate Funds Average

The Lipper Equity Real Estate Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Equity Real Estate Funds category for the periods noted. Funds in the Lipper Equity Real Estate Funds Average (Lipper Average) invest their portfolios primarily in shares of domestic companies engaged in the real estate industry.

Investors cannot invest directly in an index or average. The securities in the Indexes may be very different from those in the Fund. Their returns do not include the effect of sales charges and operating expenses of a mutual fund or taxes and would be lower if they did. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Prudential US Real Estate Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 9/30/14
Simon Property Group, Inc., Retail REITs	10.2%
Boston Properties, Inc., Office REITs	4.3
Public Storage, Specialized REITs	4.3
Health Care REIT, Inc., Health Care REITs	4.1
Host Hotels & Resorts, Inc., Hotel & Resort REITs	3.6

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 9/30/14
Retail REITs	23.3%
Office REITs	16.1
Residential REITs	13.9
Diversified REITs	12.2
Health Care REITs	11.1

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on April 1, 2014, at the beginning of the period, and held through the six-month period ended September 30, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential US Real Estate Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential US Real Estate Fund		Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,037.00	1.60%	$8.17
	Hypothetical	$1,000.00	$1,017.05	1.60%	$8.09

Class B	Actual	$1,000.00	$1,032.40	2.35%	$11.97
	Hypothetical	$1,000.00	$1,013.29	2.35%	$11.86

Class C	Actual	$1,000.00	$1,032.40	2.35%	$11.97
	Hypothetical	$1,000.00	$1,013.29	2.35%	$11.86

Class Z	Actual	$1,000.00	$1,037.50	1.35%	$6.90
	Hypothetical	$1,000.00	$1,018.30	1.35%	$6.83

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2014, and divided by the 365 days in the Fund’s fiscal year ending March 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

The Fund’s annual expense ratios for the six-month period ended September 30, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.90%	1.60%
B	2.60	2.35
C	2.60	2.35
Z	1.60	1.35

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential US Real Estate Fund	7

Portfolio of Investments

as of September 30, 2014 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 100.2%

COMMON STOCKS

Diversified REITs 12.2%
American Realty Capital Properties, Inc.	28,880	$348,293
Duke Realty Corp.	50,786	872,504
Empire State Realty Trust, Inc. (Class A Stock)	42,399	636,833
First Potomac Realty Trust	44,244	519,867
Lexington Realty Trust	55,997	548,211
Spirit Realty Capital, Inc.	49,851	546,865
Vornado Realty Trust	6,119	611,655

		4,084,228

Health Care Facilities 0.6%
Brookdale Senior Living, Inc.*	5,725	184,459

Health Care REITs 11.1%
HCP, Inc.	10,137	402,540
Health Care REIT, Inc.	22,133	1,380,435
Healthcare Trust of America, Inc. (Class A Stock)*	33,503	388,635
LTC Properties, Inc.	3,057	112,773
Physicians Realty Trust	38,616	529,811
Sabra Health Care REIT, Inc.	10,793	262,486
Ventas, Inc.	10,443	646,944

		3,723,624

Hotel & Resort REITs 9.1%
Chesapeake Lodging Trust	24,069	701,611
Hersha Hospitality Trust	73,434	467,775
Host Hotels & Resorts, Inc.	56,905	1,213,784
Strategic Hotels & Resorts, Inc.*	55,830	650,419

		3,033,589

Hotels, Resorts & Cruise Lines 3.0%
Hilton Worldwide Holdings, Inc.*	20,138	495,999
Starwood Hotels & Resorts Worldwide, Inc.	6,301	524,306

		1,020,305

Industrial REITs 4.2%
First Industrial Realty Trust, Inc.	35,646	602,774
Prologis, Inc.	21,069	794,301

		1,397,075

See Notes to Financial Statements.

Prudential US Real Estate Fund	9

Portfolio of Investments

as of September 30, 2014 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Office REITs 16.1%
Alexandria Real Estate Equities, Inc.	8,088	$596,490
Boston Properties, Inc.	12,544	1,452,093
Brookfield Canada Office Properties (Canada)	4,779	115,896
Columbia Property Trust, Inc.	29,263	698,508
Hudson Pacific Properties, Inc.	18,393	453,571
Kilroy Realty Corp.	10,938	650,155
Mack-Cali Realty Corp.	29,555	564,796
New York REIT, Inc.	19,738	202,907
Piedmont Office Realty Trust, Inc. (Class A Stock)	22,539	397,588
SL Green Realty Corp.	2,684	271,943

		5,403,947

Real Estate Operating Companies 0.4%
Forest City Enterprises, Inc. (Class A Stock)*	7,130	139,463

Residential REITs 13.9%
American Campus Communities, Inc.	12,302	448,408
AvalonBay Communities, Inc.	7,283	1,026,685
Camden Property Trust	13,695	938,518
Essex Property Trust, Inc.	1,483	265,086
Post Properties, Inc.	17,813	914,519
UDR, Inc.	38,543	1,050,297

		4,643,513

Retail REITs 23.3%
Cedar Realty Trust, Inc.	39,145	230,956
DDR Corp.	43,602	729,461
Excel Trust, Inc.	25,671	302,148
General Growth Properties, Inc.	47,020	1,107,321
Glimcher Realty Trust	25,237	341,709
Macerich Co. (The)	4,758	303,703
Regency Centers Corp.	10,875	585,401
Simon Property Group, Inc.	20,830	3,424,869
Taubman Centers, Inc.	10,538	769,274

		7,794,842

See Notes to Financial Statements.

10

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Specialized REITs 6.3%
CubeSmart	15,454	$277,863
Public Storage	8,753	1,451,597
Sovran Self Storage, Inc.	5,022	373,436

		2,102,896

TOTAL LONG-TERM INVESTMENTS (cost $29,227,076)		33,527,941

SHORT-TERM INVESTMENT 0.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $42,630) (Note 3)(a)	42,630	42,630

TOTAL INVESTMENTS 100.3% (cost $29,269,706; Note 5)		33,570,571
Liabilities in excess of other assets (0.3)%		(96,184)

NET ASSETS 100.0%		$33,474,387

The following abbreviation is used in the portfolio descriptions:

REIT—Real Estate Investment Trust

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential US Real Estate Fund	11

Portfolio of Investments

as of September 30, 2014 (Unaudited) continued

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified REITs	$4,084,228	$—	$—
Health Care Facilities	184,459	—	—
Health Care REITs	3,723,624	—	—
Hotel & Resort REITs	3,033,589	—	—
Hotels, Resorts & Cruise Lines	1,020,305	—	—
Industrial REITs	1,397,075	—	—
Office REITs	5,403,947	—	—
Real Estate Operating Companies	139,463	—	—
Residential REITs	4,643,513	—	—
Retail REITs	7,794,842	—	—
Specialized REITs	2,102,896	—	—
Affiliated Money Market Mutual Fund	42,630	—	—

Total	$33,570,571	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2014 was as follows:

Retail REITs	23.3%
Office REITs	16.1
Residential REITs	13.9
Diversified REITs	12.2
Health Care REITs	11.1
Hotel & Resort REITs	9.1
Specialized REITs	6.3
Industrial REITs	4.2
Hotels, Resorts & Cruise Lines	3.0%
Health Care Facilities	0.6
Real Estate Operating Companies	0.4
Affiliated Money Market Mutual Fund	0.1

100.3
Liabilities in excess of other assets	(0.3)

100.0%

See Notes to Financial Statements.

12

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • SEPTEMBER 30, 2014

Prudential US Real Estate Fund

Statement of Assets & Liabilities

as of September 30, 2014 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $29,227,076)	$33,527,941
Affiliated investments (cost $42,630)	42,630
Receivable for investments sold	119,783
Dividends receivable	112,345
Receivable for Fund shares sold	9,907
Prepaid expenses	702

Total assets	33,813,308

Liabilities
Payable for investments purchased	195,192
Accrued expenses	61,625
Payable for Fund shares reacquired	59,720
Management fee payable	18,296
Distribution fee payable	2,958
Affiliated transfer agent fee payable	1,130

Total liabilities	338,921

Net Assets	$33,474,387

Net assets were comprised of:
Shares of beneficial interest, at par	$2,533
Paid-in capital in excess of par	27,556,068

27,558,601
Undistributed net investment income	73,562
Accumulated net realized gain on investment and foreign currency transactions	1,541,361
Net unrealized appreciation on investments and foreign currencies	4,300,863

Net assets, September 30, 2014	$33,474,387

See Notes to Financial Statements.

14

Class A:
Net asset value and redemption price per share, ($4,012,543 ÷ 303,321 shares of beneficial interest issued and outstanding)	$13.23
Maximum sales charge (5.50% of offering price)	0.77

Maximum offering price to public	$14.00

Class B
Net asset value, offering price and redemption price per share, ($1,346,108 ÷ 102,935 shares of beneficial interest issued and outstanding)	$13.08

Class C
Net asset value, offering price and redemption price per share, ($1,109,005 ÷ 84,933 shares of beneficial interest issued and outstanding)	$13.06

Class Z
Net asset value, offering price and redemption price per share, ($27,006,731 ÷ 2,041,506 shares of beneficial interest issued and outstanding)	$13.23

See Notes to Financial Statements.

Prudential US Real Estate Fund	15

Statement of Operations

Six Months Ended September 30, 2014 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of $213 foreign withholding tax)	$365,564
Affiliated dividend income	284

Total income	365,848

Expenses
Management fee	151,628
Distribution fee—Class A	5,969
Distribution fee—Class B	6,743
Distribution fee—Class C	5,205
Registration fees	31,000
Custodian’s fees and expenses	30,000
Reports to shareholders	13,000
Audit fee	12,000
Legal fees and expenses	10,000
Trustees’ fees	7,000
Transfer agent’s fees and expenses (including affiliated expense of $3,100)	6,000
Commitment fee on syndicated credit agreement	2,000
Interest expense	456
Miscellaneous	6,175

Total expenses	287,176
Less: Management fee waiver and/or expense reimbursement	(41,359)
Distribution fee waiver—Class A	(995)

Net expenses	244,822

Net investment income	121,026

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain on:
Investment transactions	1,606,328
Foreign currency transactions	127

1,606,455

Net change in unrealized appreciation (depreciation) on:
Investments	(549,756)
Foreign currencies	(2)

(549,758)

Net gain on investments and foreign currencies	1,056,697

Net Increase In Net Assets Resulting From Operations	$1,177,723

See Notes to Financial Statements.

16

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended September 30, 2014	Year Ended March 31, 2014
Operations
Net investment income	$121,026	$260,238
Net realized gain on investment and foreign currency transactions	1,606,455	667,503
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(549,758)	336,525

Net increase in net assets resulting from operations	1,177,723	1,264,266

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(7,098)	(20,811)
Class B	—	(3,653)
Class C	—	(2,953)
Class Z	(79,246)	(216,354)

	(86,344)	(243,771)

Distributions from net realized gains
Class A	—	(100,339)
Class B	—	(38,251)
Class C	—	(30,927)
Class Z	—	(741,545)

	—	(911,062)

Fund Share Transactions (Net of share conversions) (Note 6):
Net proceeds from shares sold	3,593,732	11,968,995
Net asset value of shares issued in reinvestment of dividends and distributions	85,205	1,148,193
Cost of shares reacquired	(4,334,237)	(7,033,947)

Net increase (decrease) in net assets from fund share transactions	(655,300)	6,083,241

Total increase in net assets	436,079	6,192,674

Net Assets
Beginning of period	33,038,308	26,845,634

End of period (a)	33,474,387	$33,038,308

(a) Includes undistributed net investment income of	$73,562	$38,880

See Notes to Financial Statements.

Prudential US Real Estate Fund	17

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 12 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of four funds: Prudential Global Real Estate Fund, Prudential US Real Estate Fund (the “Fund”), Prudential Long-Short Equity Fund and Prudential Short Duration Muni High Income Fund. These financial statements relate only to Prudential US Real Estate Fund. The Fund commenced investment operations on December 21, 2010. The financial statements of the other portfolios are not presented herein. The Trust was established as a Delaware business trust on October 24, 1997. The investment objective of the Fund is capital appreciation and income. It seeks to achieve this objective by investing primarily in equity securities of real estate companies operating in the United States.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

18

Common and preferred stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices,

Prudential US Real Estate Fund	19

Notes to Financial Statements

(Unaudited) continued

indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

20

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investments and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or a return of capital and recorded accordingly. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Dividends and Distributions: The Fund expects to pay dividends of net investment income quarterly and distributions of net realized capital and currency gains, if any, annually.

Prudential US Real Estate Fund	21

Notes to Financial Statements

(Unaudited) continued

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all the investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Real Estate Investors (“PREI”), which is a business unit of Prudential Investment Management (“PIM”). The subadvisory agreement provides that the subadviser furnish investment advisory services in connection with the management of the Fund. In connection therewith, the subadviser is obligated to keep certain books and records of the Fund. PI pays for the services of the subadviser, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .90% of the average daily net assets of the Fund.

For the six months ended September 30, 2014, PI has contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees,

22

interest, dividend and interest expense on short sales, brokerage, taxes, extraordinary and certain other expenses) of each class of shares to 1.35% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, B, C, and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, B, C, and Z shares, pursuant to plans of distribution (the “Distribution Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended September 30, 2014, PIMS contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $23,043 in front-end sales charges resulting from sales of Class A shares during the six months ended September 30, 2014. From these fees, PIMS paid such sales charges to broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended September 30, 2014, it has received $893 and $21 in contingent deferred sales charges imposed upon certain redemptions by Class B, and Class C shareholders, respectively.

PI, PIMS, and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential US Real Estate Fund	23

Notes to Financial Statements

(Unaudited) continued

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2014, were $16,967,905 and $16,876,440, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2014 were as follows:

Tax Basis	$29,596,903

Appreciation	4,405,143
Depreciation	(431,475)

Net Unrealized Appreciation	$3,973,668

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, and Class Z shares. Class A shares are sold with front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors

24

who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of September 30, 2014, Prudential owned 939,156 Class Z shares of the Fund.

Class A	Shares	Amount
Six months ended September 30, 2014
Shares sold	108,610	$1,463,238
Shares issued in reinvestment of dividends and distributions	443	5,959
Shares reacquired	(42,686)	(580,142)

Net increase (decrease) in shares outstanding before conversion	66,367	889,055
Shares issued upon conversion from Class B	448	6,035
Shares reacquired upon conversion to Class Z	(4,378)	(60,598)

Net increase (decrease) in shares outstanding	62,437	$834,492

Year ended March 31, 2014
Shares sold	232,289	$2,888,997
Shares issued in reinvestment of dividends and distributions	9,798	115,272
Shares reacquired	(159,727)	(1,961,754)

Net increase (decrease) in shares outstanding before conversion	82,360	1,042,515
Shares issued upon conversion from Class B	1,067	13,443
Shares reacquired upon conversion into Class Z	(163)	(2,225)

Net increase (decrease) in shares outstanding	83,264	$1,053,733

Prudential US Real Estate Fund	25

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended September 30, 2014
Shares sold	26,723	$351,008
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	(7,600)	(101,401)

Net increase (decrease) in shares outstanding before conversion	19,123	249,607
Shares reacquired upon conversion into Class A	(453)	(6,035)

Net increase (decrease) in shares outstanding	18,670	$243,572

Year ended March 31, 2014
Shares sold	40,156	$514,634
Shares issued in reinvestment of dividends and distributions	3,572	41,577
Shares reacquired	(66,379)	(832,708)

Net increase (decrease) in shares outstanding before conversion	(22,651)	(276,497)
Shares reacquired upon conversion into Class A	(1,075)	(13,443)

Net increase (decrease) in shares outstanding	(23,726)	$(289,940)

Class C
Six months ended September 30, 2014
Shares sold	19,986	$266,415
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	(2,597)	(35,199)

Net increase (decrease) in shares outstanding	17,389	$231,216

Year ended March 31, 2014
Shares sold	32,168	$410,796
Shares issued in reinvestment of dividends and distributions	2,878	33,444
Shares reacquired	(21,556)	(269,243)

Net increase (decrease) in shares outstanding	13,490	$174,997

26

Class Z	Shares	Amount
Six months ended September 30, 2014
Shares sold	110,425	$1,513,071
Shares issued in reinvestment of dividends and distributions	5,898	79,246
Shares reacquired	(272,005)	(3,617,495)

Net increase (decrease) in shares outstanding before conversion	(155,682)	(2,025,178)
Shares issued upon conversion from Class A	4,375	60,598

Net increase (decrease) in shares outstanding	(151,307)	$(1,964,580)

Year ended March 31, 2014
Shares sold	660,233	$8,154,568
Shares issued in reinvestment of dividends and distributions	81,151	957,900
Shares reacquired	(317,864)	(3,970,242)

Net increase (decrease) in shares outstanding before conversion	423,520	5,142,226
Shares issued upon conversion from Class A	163	2,225

Net increase (decrease) in shares outstanding	423,683	$5,144,451

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Companies”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through October 8, 2014. The Companies pay an annualized commitment fee of .08% on the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

Subsequent to the fiscal period end, the SCA has been renewed effective October 9, 2014 and will continue to provide a commitment of $900 million through October 8, 2015. Effective October 9, 2014, the Companies pay an annualized commitment fee of .075% of the unused portion of the SCA.

The Fund utilized the SCA during the six months ended September 30, 2014. The average daily balance for the 10 days that the Fund had loans outstanding during the period was approximately $1,171,000, borrowed at a weighted average interest rate of 1.40%. At September 30, 2014, the Fund did not have an outstanding loan amount.

Prudential US Real Estate Fund	27

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended September 30,		Year Ended March 31,			December 21, 2010(d) through March 31,
	2014		2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.78		$12.86	$11.75	$10.79	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04		.10	.07	.06	(.02)
Net realized and unrealized gain on investments	.43		.39	1.39	1.02	.81
Total from investment operations	.47		.49	1.46	1.08	.79
Less Dividends and Distributions:
Dividends from net investment income	(.02)		(.10)	(.06)	(.09)	-	(g)
Distributions from net realized gains	-		(.47)	(.29)	(.03)	-
Total dividends and distributions	(.02)		(.57)	(.35)	(.12)	-	(g)
Net Asset Value, end of period	$13.23		$12.78	$12.86	$11.75	$10.79
Total Return(a):	3.70%		4.20%	12.70%	10.09%	7.94%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,013		$3,080	$2,027	$727	$262
Average net assets (000)	$3,969		$2,687	$1,234	$445	$104
Ratios to average net assets(c):
Expense After Waivers and/or Expense Reimbursement	1.60%	(e)	1.60%	1.60%	1.60%	1.60%	(e)
Expense Before Waivers and/or Expense Reimbursement	1.90%	(e)	2.05%	1.96%	2.30%	7.06%	(e)
Net investment income (loss)	.59%	(e)	.79%	.61%	.60%	(.66)%	(e)
Portfolio turnover rate	51%	(f)	66%	53%	51%	4%	(f)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

(g) Less than $0.005.

See Notes to Financial Statements.

28

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended September 30,		Year Ended March 31,			December 21, 2010(d) through March 31,
	2014		2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.67		$12.78	$11.72	$10.77	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.01)		.03	(.02)	(.05)	(.06)
Net realized and unrealized gain on investments	.42		.37	1.38	1.06	.83
Total from investment operations	.41		.40	1.36	1.01	.77
Less Dividends and Distributions:
Dividends from net investment income	-		(.04)	(.01)	(.03)	-
Distributions from net realized gains	-		(.47)	(.29)	(.03)	-
Total dividends and distributions	-		(.51)	(.30)	(.06)	-
Net Asset Value, end of period	$13.08		$12.67	$12.78	$11.72	$10.77
Total Return(a):	3.24%		3.53%	11.80%	9.46%	7.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,346		$1,067	$1,380	$450	$41
Average net assets (000)	$1,345		$1,244	$950	$125	$10
Ratios to average net assets(c):
Expense After Waivers and/or Expense Reimbursement	2.35%	(e)	2.35%	2.35%	2.35%	2.35%	(e)
Expense Before Waivers and/or Expense Reimbursement	2.60%	(e)	2.73%	2.66%	2.77%	7.76%	(e)
Net investment income (loss)	(.14)%	(e)	.21%	(.13)%	(.46)%	(2.13)%	(e)
Portfolio turnover rate	51%	(f)	66%	53%	51%	4%	(f)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential US Real Estate Fund	29

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended September 30,		Year Ended March 31,			December 21, 2010(d) through March 31,
	2014		2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.65		$12.76	$11.70	$10.77	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.01)		.02	(.01)	(.04)	(.05)
Net realized and unrealized gain on investments	.42		.38	1.37	1.03	.82
Total from investment operations	.41		.40	1.36	.99	.77
Less Dividends and Distributions:
Dividends from net investment income	-		(.04)	(.01)	(.03)	-
Distributions from net realized gains	-		(.47)	(.29)	(.03)	-
Total dividends and distributions	-		(.51)	(.30)	(.06)	-
Net Asset Value, end of period	$13.06		$12.65	$12.76	$11.70	$10.77
Total Return(a):	3.24%		3.54%	11.82%	9.28%	7.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,109		$854	$690	$107	$29
Average net assets (000)	$1,038		$824	$401	$72	$7
Ratios to average net assets(c):
Expense After Waivers and/or Expense Reimbursement	2.35%	(e)	2.35%	2.35%	2.35%	2.35%	(e)
Expense Before Waivers and/or Expense Reimbursement	2.60%	(e)	2.75%	2.65%	3.02%	7.76%	(e)
Net investment income (loss)	(.22)%	(e)	.12%	(.12)%	(.33)%	(1.83)%	(e)
Portfolio turnover rate	51%	(f)	66%	53%	51%	4%	(f)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

30

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended September 30,		Year Ended March 31,			December 21, 2010(d) through March 31,
	2014		2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.79		$12.86	$11.75	$10.79	$10.00
Income (loss) from investment operations:
Net investment income	.06		.14	.11	.10	.02
Net realized and unrealized gain on investments	.42		.39	1.38	1.00	.78
Total from investment operations	.48		.53	1.49	1.10	.80
Less Dividends and Distributions:
Dividends from net investment income	(.04)		(.13)	(.09)	(.11)	(.01)
Distributions from net realized gains	-		(.47)	(.29)	(.03)	-
Total dividends and distributions	(.04)		(.60)	(.38)	(.14)	(.01)
Net Asset Value, end of period	$13.23		$12.79	$12.86	$11.75	$10.79
Total Return(a):	3.75%		4.55%	12.96%	10.36%	8.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27,007		$28,037	$22,749	$18,843	$14,359
Average net assets (000)	$27,251		$21,876	$20,014	$15,035	$13,065
Ratios to average net assets(c):
Expense After Waivers and/or Expense Reimbursement	1.35%	(e)	1.35%	1.35%	1.35%	1.35%	(e)
Expense Before Waivers and/or Expense Reimbursement	1.60%	(e)	1.74%	1.69%	2.08%	6.76%	(e)
Net investment income	.81%	(e)	1.08%	.90%	.89%	.78%	(e)
Portfolio turnover rate	51%	(f)	66%	53%	51%	4%	(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential US Real Estate Fund	31

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential US Real Estate Fund (the “Fund”)1 consists of thirteen individuals, eleven of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”), which provides subadvisory services to the Fund through its Prudential Real Estate Investors unit (“PREI”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 9-11, 2014 and approved the renewal of the agreements through July 31, 2015, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations,

[1]	Prudential US Real Estate Fund is a series of Prudential Investment Portfolios 12.

Prudential US Real Estate Fund

Approval of Advisory Agreements (continued)

the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 9-11, 2014.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PREI. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by PREI, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PREI, and also considered the qualifications, backgrounds and responsibilities of PREI’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s, PIM’s and PREI’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI, PIM and PREI. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PI, PIM and PREI. The Board noted that PREI and PIM are affiliated with PI.

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The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM through PREI, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM through PREI under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI exceeded the management fees received by PI, resulting in an operating loss to PI. The Board separately considered information regarding the profitability of the subadviser, an affiliate of PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

In 2013, PI and the Board retained an outside business consulting firm, in order to assist the Board in its consideration of the renewal of the management and subadvisory agreements, by reviewing management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm’s analysis and conclusions with respect to the Funds’ management fee structures were presented to the Board and PI at the December 3-5, 2013 meeting, and were discussed extensively by the Board and PI over the following two quarters.

The Board noted that the management fee schedule for the Fund does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Prudential US Real Estate Fund

Approval of Advisory Agreements (continued)

In light of the Fund’s current size, performance and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), and benefits to its reputation as well as other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one- and three-year periods ended December 31, 2013.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended March 31, 2013. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Real Estate Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

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The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	4th Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year period, and underperformed its benchmark index by six basis points over the three-year period.
•	The Board also noted that the Fund’s performance remained in the second quartile of its Lipper Universe in the first quarter of 2014.
•	The Board and PI agreed to continue the existing expense cap of 1.35% (exclusive of 12b-1 fees and certain other fees) through July 31, 2015.
•	The Board noted that the Fund’s net total expense ratio was less than one basis point from its Peer Group median.
•

The Board concluded that, in light of the Fund’s improved competitive performance against its peer universe and benchmark index and recent inception date, it would be in the best interests of the Fund and its shareholders to allow the Fund’s performance record to continue to develop and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential US Real Estate Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Real Estate Investors	7 Giralda Farms Madison, NJ 07940

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential US Real Estate Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL US REAL ESTATE FUND

SHARE CLASS	A	B	C	Z
NASDAQ	PJEAX	PJEBX	PJECX	PJEZX
CUSIP	744336603	744336702	744336801	744336884

MF209E2    0269823-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL SHORT DURATION MUNI HIGH INCOME FUND

SEMIANNUAL REPORT • SEPTEMBER 30, 2014

Fund Type

Municipal Bond

Objective

Maximum amount of income that is eligible for exclusion from federal income taxes

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of September 30, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2014 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

November 14, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential Short Duration Muni High Income Fund informative and useful. The report covers performance since the Fund’s inception on May 29, 2014 until September 30, 2014.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Short Duration Muni High Income Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Short Duration Muni High Income Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 9/30/14
Since Inception
Class A	1.08% (5/29/14)
Class C	0.74 (5/29/14)
Class Z	1.17 (5/29/14)
Barclays Short Duration Muni 50% HG / 50% HY Index	0.87
Lipper High Yield Municipal Debt Funds Average	2.32

Average Annual Total Returns (With Sales Charges) as of 9/30/14
Since Inception
Class A	N/A (5/29/14)
Class C	N/A (5/29/14)
Class Z	N/A (5/29/14)
Barclays Short Duration Muni 50% HG / 50% HY Index	N/A
Lipper High Yield Municipal Debt Funds Average	N/A

Source: Prudential Investments LLC and Lipper Inc.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z
Maximum initial sales charge	3.25% of the public offering price	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1%	None

Benchmark Definitions

Barclays Short Duration Muni 50% HG / 50% HY Index

The Barclays Short Duration Muni 50% HG / 50% HY Index consists of the Barclays Municipal Bond 1-8 Year Index (50%), which is an unmanaged index that includes all benchmark eligible investment grade municipal bonds with maturities from 1 to 8 years and the Barclays Municipal High Yield 1-8 Year Index (50%), which is an unmanaged index that includes all benchmark eligible Ba1 or lower rated and non-rated municipal bonds with maturities from 1 to 8 years. An investment cannot be made directly in an index.

Lipper High Yield Municipal Debt Funds Average

The Lipper High Yield Municipal Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Loan Participation Funds category for the periods noted. The Lipper High Yield Municipal Debt Funds Average consist of Funds that typically invest 50% or more of their assets in municipal debt issues rated BBB or less.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 9/30/14
Tobacco Settlement Finance Corp., Revenue, Asset-Backed, Series 1A, 4.500%, 06/01/23	3.0%
Golden State Tobacco Securitization Corp., Revenue, Rfdg, Asset-Backed, Series A-1, 4.500%, 06/01/27	2.4
Arizona Health Facilities Authority, Revenue, Banner Health, Series B, 0.967%, 01/01/37	1.9
District of Columbia Friendship Public Charter School, Revenue, 3.550%, 06/01/22	1.7
Palm Beach County Health Facilities Authority, Revenue, Sinai Residence, Rtdg, 6.000%, 06/01/21	1.7

Holdings reflect only long-term investments and are subject to change.

Prudential Short Duration Muni High Income Fund	3

Your Fund’s Performance (continued)

Distributions and Yields as of 9/30/14
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.06	2.05%
Class C	0.03	1.36
Class Z	0.07	2.39

Credit Quality expressed as a percentage of total investments as of 9/30/14
AA	11.12%
A	19.83
BBB	31.09
BB	15.17
B	7.55
NR	8.80
Cash/Cash Equivalents	6.44
Total Investments	100.0%

Source: PIM

Credit ratings reflect the highest rating assigned by Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P) or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, Moody’s ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. The Not Rated category consists of securities that have not been rated by Moody’s, S&P or Fitch. Credit ratings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on May 29, 2014, at the Fund’s commencement of operations and held through the six-month period ended September 30, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in

Prudential Short Duration Muni High Income Fund	5

Fees and Expenses (continued)

amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Short Duration Muni High Income Fund		Beginning Account Value May 29, 2014	Ending Account Value September 30, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual**	$1,000.00	$1,010.80	0.85%	$2.93
	Hypothetical	$1,000.00	$1,020.81	0.85%	$4.31

Class C	Actual**	$1,000.00	$1,007.40	1.60%	$5.50
	Hypothetical	$1,000.00	$1,017.05	1.60%	$8.09

Class Z	Actual**	$1,000.00	$1,011.70	0.60%	$2.07
	Hypothetical	$1,000.00	$1,022.06	0.60%	$3.04

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2014, and divided by the 365 days in the Fund’s fiscal year ending March 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using the 125 day period ended September 30, 2014 due to the Fund’s inception date of May 29, 2014.

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The Fund’s annualized expense ratios for the period May 29, 2014 through September 30, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.51%	0.85%
C	2.28	1.60
Z	1.40	0.60

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Short Duration Muni High Income Fund	7

Portfolio of Investments

as of September 30, 2014 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 92.1%

Arizona 1.9%
Arizona Health Facilities Authority, Revenue, Banner Health, Series B	0.967%(a)	01/01/37	1,000	$886,820

California 9.8%
California Statewide Communities Development Authority, Revenue, St. Joseph, AGM	4.500%	07/01/18	645	689,757
City of Fontana Sierra Hills, Specialty Tax, Rfdg	4.000%	09/01/19	385	418,507
City of Fresno Airport, Revenue, Series B, AMT, Rfdg	5.000%	07/01/23	250	287,195
City of La Verne Brethren Hillcrest Homes, Revenue, Certificate of Participation	4.000%	05/15/18	225	242,302
Golden State Tobacco Securitization Corp., Revenue, Rfdg, Asset-Backed, Series A-1	4.500%	06/01/27	1,250	1,153,162
Jurupa Public Financing Authority, Revenue, Speciality Tax, Series A, Rfdg	5.000%	09/01/20	300	350,175
Long Beach Bond Finance Authority, Natural Gas, Revenue, LIBOR Index, Series B	1.607%(a)	11/15/27	700	645,190
Long Beach Bond Finance Authority, Natural Gas, Revenue, Series A	5.000%	11/15/17	150	165,000
Los Angeles County Regional Financing Authority, California Mortgage Insurance, Revenue, Montecedro, Inc., Series B-1	3.000%	11/15/21	200	203,048
San Jose Redevelopment Agency, Tax Allocation , Series C, Rfdg	3.750%	08/01/28	80	79,911
Southern California Public Power Authority Natural Gas Project, Revenue, LIBOR Project No.1, Series A	1.621%(a)	11/01/38	500	424,290

				4,658,537

Colorado 2.9%
Colorado Educational & Cultural Facilities Authority, Revenue, Rfdg	4.000%	12/01/23	500	529,780
Colorado Health Facilities Authority, Revenue, National Jewish Health Initiatives, Rfdg	5.000%	01/01/20	695	744,588
Colorado Health Facilities Authority, Revenue, Catholic Health Initiatives, Series A, Rfdg	5.000%	07/01/19	100	116,195

				1,390,563

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	9

Portfolio of Investments

as of September 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

District of Columbia 1.9%
District of Columbia Friendship Public Charter School, Revenue	3.550%	06/01/22	795	$811,862
District of Columbia Friendship Public Charter School, Revenue, Manifold Capital Corp.	5.000%	06/01/26	100	101,659

				913,521

Florida 4.9%
Miami Beach Health Facilities Authority, Revenue, Mt. Sinai Medical Center, Rfdg	5.000%	11/15/21	400	462,948
Palm Beach County Health Facilities Authority, Revenue, Rfdg	5.000%	12/01/23	500	572,645
Palm Beach County Health Facilities Authority, Revenue, Sinai Residences, Rfdg	6.000%	06/01/21	730	783,305
Palm Beach County Health Facilities Authority, Revenue, Sinai Residences, Series A, Rfdg	6.750%	06/01/24	200	224,246
Village Community Development District No.10, Special Assessment	4.500%	05/01/23	250	257,442

				2,300,586

Georgia 2.0%
Coffee County Hospital Authority/Coffee Regional Medical Center, Revenue, Series PJ, Rfdg	5.000%	12/01/15	250	251,035
Municipal Electric Authority of Georgia, Revenue, Unrefunded Balances, Series Z, Rfdg	5.500%	01/01/20	120	129,486
Private Colleges & Universities Authority, Revenue, Savannah College of Art & Design	5.000%	04/01/22	500	570,990

				951,511

Guam 1.2%
Guam Government Waterworks Authority, Revenue, Series A, Rfdg	5.000%	07/01/20	400	453,724
Territory of Guam, GO, Series A	5.750%	11/15/14	115	115,677

				569,401

Hawaii 1.6%
State of Hawaii Department of Budget & Finance, Revenue, Electric Co., & Subsidiaries, Series A, AMT, FGIC, Rfdg	4.800%	01/01/25	750	756,277

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Illinois 8.6%
Chicago Board of Education, Dedicated Revenues, Series B, GO, AMBAC, Rfdg	5.000%	12/01/18	100	$110,742
Chicago Board of Education, GO, Series D, AGM, Rfdg	4.000%	12/01/16	200	211,694
Chicago Board of Education, NATL, Series A., GO, Rfdg	5.000%	12/01/18	160	177,779
City of Chicago, Project & Rfdg, Series A, GO, AMBAC	5.000%	01/01/20	270	285,968
City of Chicago Waterworks, Revenue, Rfdg	4.000%	11/01/19	200	221,662
Illinois Finance Authority, Revenue, Advocate Healthcare, Series A-2, Rfdg (Mandatory Put Date 02/12/20)	5.000%	11/01/30	350	408,005
Illinois Finance Authority, Revenue, Institue of Technology, Series A, Rfdg	5.000%	04/01/31	500	500,215
Illinois Finance Authority, Revenue, Resurrection Health, Series B, AGM, Rfdg	4.500%	05/15/20	200	211,476
Illinois Finance Authority, Revenue, Student Housing, Series B, Rfdg	5.000%	05/01/25	200	208,124
Railsplitter Tobacco Settlement Authority, Revenue	6.000%	06/01/28	400	468,864
Railsplitter Tobacco Settlement Authority, Revenue, Series 15	5.375%	06/01/21	230	273,132
State of Illinois, GO, Series A	5.000%	04/01/20	60	66,908
State of Illinois, GO, Series A, AGM	4.000%	09/01/22	150	154,699
State of Illinois, Revenue, GO, AGM, Rfdg	4.000%	01/01/20	500	539,760
State of Illinois, Revenue, GO, Rfdg	5.000%	02/01/20	210	233,869

				4,072,897

Indiana 1.5%
Indiana Finance Authority, Revenue, Major Hospitals	5.000%	10/01/24	250	279,922
Indiana Finance Authority, Revenue, Methodist Hospitals, Inc., Series A, Rfdg	5.000%	09/15/23	250	286,050
Indiana Finance Authority, Revenue, United States Steel Corp., Rfdg	6.000%	12/01/19	150	164,382

				730,354

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	11

Portfolio of Investments

as of September 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Iowa 2.4%
Iowa Finance Authority, Revenue, Iowa Fertilizer Co. Project, Rfdg	5.000%	12/01/19	650	$689,299
Iowa Finance Authority, Revenue, Iowa Fertilizer Co. Project, Rfdg	5.500%	12/01/22	415	438,385

				1,127,684

Kentucky 1.6%
Kentucky Economic Development Finance Authority, Revenue, Owensboro Medical Health Systems, Series A	5.250%	06/01/20	500	580,540
Warren County Hospital Facility, Revenue, Series A, Rfdg	5.000%	08/01/21	150	162,420

				742,960

Louisiana 1.8%
New Orleans Sewerage Service, Revenue, Rfdg	5.000%	06/01/19	400	459,552
New Orleans Sewerage Service, Revenue, Rfdg	5.000%	06/01/20	350	406,616

				866,168

Maryland 1.4%
City of Westminster, Revenue, Project Carroll Lutheran Village, Rfdg	5.000%	07/01/18	400	434,248
Frederick County Special Obligation, Urbana Community Development Authorization, Specialty Tax, Series A, Rfdg	5.000%	07/01/20	100	114,876
Frederick County Special Obligation, Urbana Community Development Authorization, Specialty Tax, Series A, Rfdg	5.000%	07/01/21	100	113,777

				662,901

Michigan 1.4%
Michigan Finance Authority, Revenue, Local Government Loan Program, Series B, Rfdg	4.000%	07/01/18	500	542,575
Michigan Finance Authority, Revenue, Series E	2.850%	08/20/15	125	125,473

				668,048

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Minnesota 1.5%
City of Hugo, Revenue, Charter School Noble Academy, Series A	4.000%	07/01/22	480	$492,869
Shakopee Healthcare Facility, Revenue, Rfdg	5.000%	09/01/19	185	214,254

				707,123

Missouri 1.4%
Health & Educational Facilities Authority of the State of Missouri, Revenue, Lutheran Senior Services, Rfdg	2.150%	02/01/19	500	504,330
Health & Educational Facilities Authority of the State of Missouri, Revenue, St. Louis College of Pharmacy Project, Rfdg	5.000%	05/01/19	125	141,063

				645,393

Nevada 1.2%
Clark County Nevada Airport Department of Aviation, Fuel Tax, Series A, AMT, Rfdg	5.000%	07/01/21	500	577,730

New Jersey 8.5%
New Jersey Economic Development Authority, Revenue, Lions Gate Project, Rfdg	3.625%	01/01/19	405	410,852
New Jersey Economic Development Authority, Revenue, School Facilities Construction, Series EE, Rfdg	5.000%	09/01/18	330	371,781
New Jersey Economic Development Authority, Revenue, School Facilities Construction, Series NN, Rfdg	5.000%	03/01/19	150	169,286
New Jersey Economic Development Authority, Revenue, United Airlines, Series A	4.875%	09/15/19	220	226,620
New Jersey Health Care Facilities Financing Authority, Revenue, Barnabas Health Services, Series A, Rfdg	5.000%	07/01/23	500	577,300
New Jersey Health Care Facilities Financing Authority, Revenue, Holy Name Medical Center	4.500%	07/01/20	100	109,222
New Jersey Health Care Facilities Financing Authority, Revenue, Holy Name Medical Center, Rfdg	5.000%	07/01/19	150	167,700

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	13

Portfolio of Investments

as of September 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

New Jersey (cont’d.)
Salem County Pollution Control Financing Authority, Revenue, Chambers Project, Series A, AMT, Rfdg	5.000%	12/01/23	500	$560,465
Tobacco Settlement Finance Corp., Revenue, Asset-Backed, Series 1A	4.500%	06/01/23	1,450	1,430,773

				4,023,999

New Mexico 0.5%
New Mexico Municipal Energy Acquisition Authority, Revenue, Series B, Rfdg (Mandatory Put Date 08/01/19)	0.855%(a)	11/01/39	250	251,690

New York 3.0%
New York City Industrial Development Agency Revenue, Jetblue Airways Corp. Project, AMT	5.125%	05/15/30	500	500,045
New York City Industrial Development Agency, Revenue, American Airlines Group, Series A, AMT	7.750%	08/01/31	300	330,069
Port Authority of New York & New Jersey, Revenue, JFK International Air Terminal	5.000%	12/01/20	500	573,315

				1,403,429

North Dakota 1.2%
Burleigh County Healthcare St. Alexius, Revenue, Series A, Rfdg	4.000%	07/01/20	500	545,690

Ohio 5.0%
Buckeye Tobacco Settlement Financing Authority, Revenue, Asset-Backed, Senior Turbo, Series A-2	5.125%	06/01/24	750	629,048
County of Hamilton, Revenue, Christ Hospital Project	5.000%	06/01/20	400	459,132
County of Hamilton, Revenue, Christ Hospital Project	5.250%	06/01/23	100	114,267
County of Hamilton, Revenue, Christ Hospital Project	5.250%	06/01/24	100	113,409
Ohio State Water Development Authority, Revenue, First Energy Nuclear, Series B, Rfdg (Mandatory Put Date 06/03/19)	4.000%	12/01/33	685	725,079

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Ohio (cont’d.)
Ohio State Water Development Authority, Revenue, First Energy, Series B, Rfdg (Manadatory Put Date 05/01/20)	3.625%	10/01/33	300	$307,758

				2,348,693

Oklahoma 0.8%
Oklahoma Development Finance Authority, Waste Management, Inc., Revenue, Solid Waste Disposable, Series A	2.375%	12/01/21	350	351,908

Oregon 1.1%
Hospital Facilities Authority of Multnomah County Oregon, Revenue, Water Front, Series A, Rfdg	5.000%	10/01/19	500	536,755

Pennsylvania 3.5%
Allegheny County Industrial Development Authority, Revenue, United States Steel Corp., Rfdg	5.500%	11/01/16	100	104,834
Pennsylvania Economic Development Financing Authority, Revenue, Colver Project, Series F, AMBAC, AMT, Rfdg	4.625%	12/01/18	100	102,700
Philadelphia Hospitals & Higher Education Facilities Authority, Revenue, Temple University Health Systems, Series A, Rfdg	5.500%	07/01/30	750	774,060
Philadelphia Hospitals & Higher Education Facilities Authority, Revenue, Temple University Health Systems, Series B, Rfdg	5.500%	07/01/26	340	358,136
Philadelphia Hospitals & Higher Education Facilities Authority, Revenue, Temple University Health Systems, Series B, Rfdg	6.250%	07/01/23	300	324,486

				1,664,216

Puerto Rico 6.2%
Puerto Rico Commonwealth Government Development Bank, Revenue, Series B	5.000%	12/01/14	350	345,880
Puerto Rico Commonwealth Government Development Bank, Revenue, Series C, AMT, Rfdg	5.250%	01/01/15	770	760,806

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	15

Portfolio of Investments

as of September 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Puerto Rico (cont’d.)
Puerto Rico Commonwealth, Revenue, GO, AGM	5.250%	07/01/17	40	$41,178
Puerto Rico Commonwealth, Revenue, Series A, GO, AGM, Rfdg	5.000%	07/01/16	200	206,772
Puerto Rico Highways & Transportation Authority, Revenue, Unrefunded, Series X, Rfdg	5.500%	07/01/15	500	476,710
Puerto Rico Municipal Finance Agency, Revenue, CIFG, Assurance North America, Inc., Series B, Rfdg	4.100%	07/01/15	125	125,040
Puerto Rico Municipal Finance Agency, Revenue, Series A, AGM	4.000%	08/01/15	50	50,018
Puerto Rico Municipal Finance Agency, Revenue, Series A, AGM	5.000%	08/01/18	210	211,355
Puerto Rico Municipal Finance Agency, Revenue, Series B, AGM, Rfdg	5.250%	07/01/16	500	507,905
Puerto Rico Municipal Finance Agency, Revenue, Series C, AGM, Rfdg	5.250%	08/01/17	100	102,505
Puerto Rico Municipal Finance Agency, Revenue, Series C, AGM, Rfdg	5.250%	08/01/18	105	108,487

				2,936,656

Tennessee 1.9%
Tennessee Energy Acquisition Corp., Revenue, Series A	5.250%	09/01/20	620	711,425
Tennessee Energy Acquisition Corp., Revenue, Series C	5.000%	02/01/20	175	196,257

				907,682

Texas 6.2%
Austin Convention Enterprises, Inc., Revenue, XLCA, First Tier, Series A, Rfdg	5.250%	01/01/24	105	108,768
Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc.	3.750%	08/15/22	500	532,255
Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc.	5.000%	08/15/17	200	219,740
Clifton Higher Education Finance Corp., Revenue, Uplift Education, Series A, Rfdg	3.375%	12/01/24	500	502,770

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Texas (cont’d.)
Decatur Hospital Authority Wise Regional Health Systems, Revenue, Series A, Rfdg	4.000%	09/01/20	200	$214,926
Decatur Hospital Authority Wise Regional Health Systems, Revenue, Series A, Rfdg	5.000%	09/01/22	150	164,897
Decatur Hospital Authority Wise Regional Health Systems, Revenue, Series A, Rfdg	5.000%	09/01/23	150	163,742
Houston Airport System United Airlines, Inc., Revenue, Series E, AMT, Rfdg	4.500%	07/01/20	500	515,560
New Hope Cultural Education Facilities Corp., Revenue, Series A	4.250%	04/01/22	100	106,268
North Texas Tollway Authority, Revenue, First Tier, Series 2011B, Rfgd	5.000%	01/01/20	350	412,226

				2,941,152

Virgin Islands 2.5%
Virgin Islands Public Finance Authority, Revenue, Matching Fund, Series A-1	4.300%	10/01/19	300	329,019
Virgin Islands Public Finance Authority, Revenue, Matching Fund, Series B, Rfdg	5.000%	10/01/19	250	282,420
Virgin Islands Public Finance Authority, Revenue, Series A	5.000%	10/01/24	500	576,870

				1,188,309

Washington 1.5%
Skagit County Public Hospital District No. 1, Revenue	5.750%	12/01/28	310	338,229
Washington Health Care Facilities Authority, Revenue, Overlake Medical Center, Rfdg	5.000%	07/01/20	300	351,609

				689,838

Wisconsin 1.2%
Public Finance Authority Senior Living, Temps Villa Project, Series B-3	3.750%	11/15/19	570	575,592

TOTAL INVESTMENTS 92.1% (cost $43,387,439; Note 5)				43,594,083
Other assets in excess of liabilities(b) 7.9%				3,760,329

NET ASSETS 100.0%				$47,354,412

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	17

Portfolio of Investments

as of September 30, 2014 (Unaudited) continued

The	following abbreviations are used in the portfolio descriptions:

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

FGIC—Financial Guaranty Insurance Co.

GO—General Obligation

LIBOR—London Interbank Offered Rate

NATL—National Public Finance Guaranty Corp.

RFDG—Refunding

XLCA—XL Capital Assurance

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.
(b)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation(1)
	Short Positions:
8	10 Year U.S. Treasury Notes	Dec. 2014	$998,750	$997,125	$1,625

(1)	Cash of $20,000 has been segregated with Citigroup Global Markets, Inc. to cover requirements for open futures contracts as of September 30, 2014.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

18

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$43,594,083	$—
Other Financial Instruments*
Futures Contracts	1,625	—	—

Total	$1,625	$43,594,083	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2014 was as follows:

Healthcare	30.5%
Corporate Backed IDB & PCR	12.1
Education	11.2
Tobacco	8.3
General Obligation	6.7
Special Tax/Assessment District	6.4
Pre-pay Gas	5.0
Transportation	3.7
Water & Sewer	3.3
Other	2.9%
Solid Waste/Resource Recovery	1.4
Power	0.3
Lease Backed Certificate of Participation	0.3

92.1
Other assets in excess of liabilities	7.9

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with this derivative instrument is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	19

Portfolio of Investments

as of September 30, 2014 (Unaudited) continued

Fair values of derivative instruments as of September 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin	$1,625	*	Due from/to broker—variation margin	$—	*

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period* ended September 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(11)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$1,625

For the period* ended September 30, 2014, the Fund’s average value at trade date for futures short position was $499,375.

*	Commencement of operations was May 29, 2014.

See Notes to Financial Statements.

20

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • SEPTEMBER 30, 2014

Prudential Short Duration Muni High Income Fund

Statement of Assets & Liabilities

as of September 30, 2014 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $43,387,439)	$43,594,083
Cash	4,821,259
Deposit with broker	20,000
Receivable for Fund shares sold	1,343,332
Interest receivable	467,959
Due from broker—variation margin futures	1,625
Due from manager	936
Prepaid expenses	672

Total assets	50,249,866

Liabilities
Payable for investments purchased	1,695,821
Payable for Fund shares reacquired	1,184,085
Accrued expenses	11,376
Distribution fee payable	2,394
Dividends payable	1,067
Due to broker	625
Affiliated transfer agent fee payable	86

Total liabilities	2,895,454

Net Assets	$47,354,412

Net assets were comprised of:
Shares of beneficial interest, at par	$4,712
Paid-in capital in excess of par	47,111,994

47,116,706
Undistributed net investment income	10,570
Accumulated net realized gain on investment transactions	18,867
Net unrealized appreciation on investments	208,269

Net assets, September 30, 2014	$47,354,412

See Notes to Financial Statements.

22

Class A:
Net asset value and redemption price per share, ($4,998,437 ÷ 497,218 shares of beneficial interest issued and outstanding)	$10.05
Maximum sales charge (3.25% of offering price)	0.34

Maximum offering price to public	$10.39

Class C:
Net asset value, offering price and redemption price per share, ($2,373,638 ÷ 236,350 shares of beneficial interest issued and outstanding)	$10.04

Class Z:
Net asset value, offering price and redemption price per share, ($39,982,337 ÷ 3,978,619 shares of beneficial interest issued and outstanding)	$10.05

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	23

Statement of Operations

For the period May 29, 2014* through September 30, 2014 (Unaudited)

Net Investment Income
Income
Interest income	$297,032

Expenses
Management fee	60,772
Distribution fee—Class A	1,245
Distribution fee—Class C	3,510
Registration fees	21,000
Custodian’s fees and expenses	20,000
Legal fees and expenses	15,000
Audit fee	13,000
Reports to shareholders	9,000
Transfer agent’s fees and expenses (including affiliated expense of $151)	5,000
Trustees’ fees	4,000
Miscellaneous	5,587

Total expenses	158,114
Less: Management fee waiver	(87,062)

Net expenses	71,052

Net investment income	225,980

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment transactions	18,878
Futures transactions	(11)

18,867

Net change in unrealized appreciation (depreciation) on:
Investments	206,644
Futures	1,625

208,269

Net gain on investments	227,136

Net Increase In Net Assets Resulting From Operations	$453,116

*	Commencement of operations.

See Notes to Financial Statements.

24

Statement of Changes in Net Assets

(Unaudited)

May 29, 2014* through September 30, 2014
Increase (Decrease) In Net Assets
Operations
Net investment income	$225,980
Net realized gain on investment transactions	18,867
Net change in unrealized appreciation on investments	208,269

Net increase in net assets resulting from operations	453,116

Dividends from net investment income (Note 1)
Class A	(9,362)
Class C	(4,202)
Class Z	(201,846)

(215,410)

Fund share transactions (Note 6)
Net proceeds from shares sold	47,446,892
Net asset value of shares issued in reinvestment of dividends	213,123
Cost of shares reacquired	(543,309)

Net increase in net assets from Fund share transactions	47,116,706

Total increase	47,354,412

Net Assets:
Beginning of period	—

End of period(a)	$47,354,412

(a) Includes undistributed net investment income of	$10,570

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	25

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 12 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of four funds: Prudential Global Real Estate Fund, Prudential US Real Estate Fund, Prudential Long-Short Equity Fund and Prudential Short Duration Muni High Income Fund (the “Fund”). These financial statements relate only to Prudential Short Duration Muni High Income Fund. The Fund commenced investment operations on May 29, 2014. The Trust was established as a Delaware business trust on October 24, 1997. The investment objective of the Fund is to provide the maximum amount of income that is eligible for exclusion from federal income taxes.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

26

Common and preferred stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Short Duration Muni High Income Fund	27

Notes to Financial Statements

(Unaudited) continued

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since

28

the exchanges’ clearing house acts as counterparty to all exchange traded futures and guarantees the futures contracts against default.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investments and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par as appropriate.

Prudential Short Duration Muni High Income Fund	29

Notes to Financial Statements

(Unaudited) continued

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all the investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of ..55% of the average daily net assets of the Fund.

For the period ended September 30, 2014, PI has contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and interest expense on short sales, brokerage, taxes, extraordinary and certain other expenses) of each class of shares to .60% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, C, and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and C shares, pursuant to plans of distribution (the “Distribution Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

30

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. For the period ended September 30, 2014, PIMS contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $20,998 in front-end sales charges resulting from sales of Class A shares during the period ended September 30, 2014. From these fees, PIMS paid such sales charges to broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the period ended September 30, 2014, there were no contingent deferred sales charges imposed.

PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the period ended September 30, 2014, aggregated $47,104,151 and $3,643,558, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2014 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$43,387,439	$298,043	$(91,399)	$206,644

The book basis may differ from tax basis due to certain tax-related adjustments.

Prudential Short Duration Muni High Income Fund	31

Notes to Financial Statements

(Unaudited) continued

Management has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period.

Note 6. Capital

The Fund offers Class A, Class C, and Class Z shares. Class A shares are sold with front-end sales charge of up to 3.25%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a 1% contingent deferred sales charge (“CDSC”), but are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class C shares redeemed within 12 months of purchase are subject to a 1% CDSC. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share. As of September 30, 2014, Prudential through its affiliates owned 1,006 Class A shares, 1,003 Class C shares and 2,517,722 Class Z shares of the Fund.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Period ended September 30, 2014:*
Shares sold	520,162	$5,207,515
Shares issued in reinvestment of dividends	844	8,465
Shares reacquired	(23,788)	(238,472)

Net increase (decrease) in shares outstanding	497,218	$4,977,508

32

Class C	Shares	Amount
Period ended September 30, 2014:*
Shares sold	240,802	$2,398,594
Shares issued in reinvestment of dividends	338	3,392
Shares reacquired	(4,790)	(47,949)

Net increase (decrease) in shares outstanding	236,350	$2,354,037

Class Z
Period ended September 30, 2014:*
Shares sold	3,984,197	$39,840,783
Shares issued in reinvestment of dividends	20,113	201,266
Shares reacquired	(25,691)	(256,888)

Net increase (decrease) in shares outstanding	3,978,619	$39,785,161

*	Commenced operations on May 29, 2014.

Note 7. Borrowings

Effective October 9, 2014, the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% on the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

Prudential Short Duration Muni High Income Fund	33

Financial Highlights

(Unaudited)

Class A Shares
	May 29, 2014(b) through September 30, 2014(c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income	.07
Net realized and unrealized gain on investments	.04
Total from investment operations	.11
Less Dividends:
Dividends from net investment income	(.06)
Net asset value, end of period	$10.05
Total Return(a):	1.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,998
Average net assets (000)	$1,454
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.85%	(d)
Expenses before waivers and/or expense reimbursement	1.51%	(d)
Net investment income	2.05%	(d)
Portfolio turnover rate	13%	(e)

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on the average shares outstanding during the period.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

34

Financial Highlights

(Unaudited) continued

Class C Shares
	May 29, 2014(b) through September 30, 2014(c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income	.05
Net realized and unrealized gain on investments	.02
Total from investment operations	.07
Less Dividends:
Dividends from net investment income	(.03)
Net asset value, end of period	$10.04
Total Return(a):	.74%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,374
Average net assets (000)	$1,025
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.60%	(d)
Expenses before waivers and/or expense reimbursement	2.28%	(d)
Net investment income	1.35%	(d)
Portfolio turnover rate	13%	(e)

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on the average shares outstanding during the period.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	35

Financial Highlights

(Unaudited) continued

Class Z Shares
	May 29, 2014(b) through September 30, 2014(c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income	.07
Net realized and unrealized gain on investments	.05
Total from investment operations	.12
Less Dividends:
Dividends from net investment income	(.07)
Net asset value, end of period	$10.05
Total Return(a):	1.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$39,982
Average net assets (000)	$29,786
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.60%	(d)
Expenses before waivers and/or expense reimbursement	1.40%	(d)
Net investment income	2.07%	(d)
Portfolio turnover rate	13%	(e)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on the average shares outstanding during the period.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

36

Approval of Advisory Agreements

Initial Approval of the Fund’s Advisory Agreements

As required by the Investment Company Act of 1940 (the 1940 Act), the Board of Directors (the Board) considered the proposed management agreement with Prudential Investments LLC (the Manager) and the proposed subadvisory agreement with Prudential Fixed Income, a division of Prudential Investment Management, Inc. (the Subadviser), with respect to the Prudential Short Duration Muni High Income Fund (the Fund) prior to the Fund’s commencement of operations. The Board, including all of the Independent Trustees, met on March 4-6, 2014 and approved the agreements for an initial two year period, after concluding that approval of the agreements was in the best interests of the Fund.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadviser; any relevant comparable performance and the Subadviser’s qualifications and track record in serving other affiliated mutual funds; the fees proposed to be paid by the Fund to the Manager and by the Manager to the Subadviser under the agreements; and the potential for economies of scale that may be shared with the Fund and its shareholders. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the meetings on March 4-6, 2014. The Board also considered information provided by the Manager with respect to other funds managed by the Manager and the Subadviser, which information had been provided throughout the year at regular Board meetings. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund.

The Trustees determined that the overall arrangements between the Fund and the Manager, which will serve as the Fund’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Fund’s Subadviser pursuant to a subadvisory agreement, were in the best interests of the Fund in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees reaching their determinations to approve the agreements are separately discussed below.

Prudential Short Duration Muni High Income Fund

Approval of Advisory Agreements (continued)

Nature, Quality and Extent of Services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the June 4-6, 2013 meetings in connection with the renewal of the management agreements between the Manager and the other Prudential Retail Funds, as well as at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Manager, and that the Board received a representation that there were no material changes to the information the Board considered at the June 4-6, 2013 meetings. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager pays the salaries of all the officers and non-independent Trustees of the Fund. The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and the Subadviser, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it had received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other Prudential Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser at the June 4-6, 2013 meetings in connection with the renewal of the subadvisory agreements between the Manager and the Subadviser with respect to other Prudential Retail Funds, as well as at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadviser, and that the Board received a representation that there were no material changes to the information the Board considered at the June 4-6, 2013 meetings. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Fund’s portfolio, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it had received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Subadviser.

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The Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadviser with respect to the other Prudential Retail Funds served by the Subadviser and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Subadviser under the subadvisory agreement for the Fund would be similar in nature to those provided under the other subadvisory agreements. The Board noted that the Subadviser is affiliated with the Manager.

Performance

Because the Fund had not yet commenced operations, no investment performance for the Fund existed for Board review. The Board considered the Subadviser’s track record in managing another registered investment company with an investment strategy substantially similar to that of the Fund. The Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fee rate of 0.55% of the Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fee rate of 0.275% of the Fund’s average daily net assets to be paid by the Manager to the Subadviser.

The Board considered information provided by the Manager comparing the Fund’s proposed management fee rate and total expenses for Class A shares to the Lipper 15(c) Peer Group. The Board noted that the Fund’s gross management fee rate was in the second quartile of the Lipper Peer Group (first quartile being the lowest fee rate). The Board further noted that the anticipated net total expenses for Class A shares were in the first quartile of the Lipper Peer Group (first quartile being the lowest expenses). The Board further noted that the Manager had contractually agreed through July 31, 2015 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, interest, acquired fund fees and expenses, brokerage, extraordinary and certain other expenses) of each class of shares of the Fund to 0.60% of the Fund’s average daily net assets.

The Board noted that the Fund’s actual management fee rate is expected to be 0.09%, due to waivers and reimbursements required to support the net total expense limitation, given that the Fund’s initial assets will be low. The Board concluded that the proposed management fee, proposed subadvisory fee and total expenses were reasonable in light of the services to be provided.

Prudential Short Duration Muni High Income Fund

Approval of Advisory Agreements (continued)

Profitability

Because the Fund had not yet commenced operations and the actual asset base of the Fund has not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with the annual renewal of the advisory and subadvisory agreements.

Economies of Scale

The Board noted that the proposed management fee for the Fund did not include breakpoints under which the fee would decline as assets grew. The Board considered the potential for the Manager to realize economies of scale as the Fund’s assets grew and concluded that it would be appropriate to review breakpoints in the management fee as the Fund grew.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the Subadviser. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other Prudential Retail Funds, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the Prudential Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer and Chief Compliance Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Short Duration Muni High Income Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL SHORT DURATION MUNI HIGH INCOME FUND

SHARE CLASS	A	C	Z
NASDAQ	PDSAX	PDSCX	PDSZX
CUSIP	744336835	744336827	744336819

MF222E2    0269830-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL LONG-SHORT EQUITY FUND

SEMIANNUAL REPORT • SEPTEMBER 30, 2014

Fund Type

Long-Short Equity

Objective

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of September 30, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company. Quantitative Management Associates, LLC (QMA) is a wholly owned subsidiary of Prudential Investment Management, Inc. (PIM). QMA and PIM are registered investment advisers and Prudential Financial companies. © 2014 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

November 14, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential Long-Short Equity Fund informative and useful. The report covers performance since the Fund’s inception on May 29, 2014 until September 30, 2014.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Long-Short Equity Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Long-Short Equity Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 9/30/14
Since Inception
Class A	2.90% (5/29/14)
Class C	2.60 (5/29/14)
Class Z	2.90 (5/29/14)
S&P 500 Index	3.21
Customized Blend Index (50% S&P 500 Index/50% Citigroup 3-month Treasury Bill Index)	1.63
Lipper Alternative Long Short/Equity Funds Average	0.04

Average Annual Total Returns (With Sales Charges) as of 9/30/14
Since Inception
Class A	N/A (5/29/14)
Class C	N/A (5/29/14)
Class Z	N/A (5/29/14)
S&P 500 Index	N/A
Customized Blend Index (50% S&P 500 Index/50% Citigroup 3-month Treasury Bill Index)	N/A
Lipper Alternative Long Short/Equity Funds Average	N/A

Source: Prudential Investments LLC and Lipper Inc.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None

Benchmark Definitions

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large US companies. It gives a broad look at how US stock prices have performed.

Citigroup 3-Month Treasury Bill Index

The Citigroup 3-Month T-Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. An investment cannot be made directly in an index.

Lipper Alternative Long Short/Equity Funds Average

The Lipper Alternative Long Short/Equity Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Alternative Long/Short Equity Funds category for the periods noted. Funds in the Lipper Alternative Long Short/Equity Funds employ portfolio strategies combining long holdings of equities with short sales of equity, equity options, or equity index options.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Prudential Long-Short Equity Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings—Long Positions expressed as a percentage of net assets as of 9/30/14
Exxon Mobil Corp., Oil, Gas & Consumable Fuels	1.7%
Johnson & Johnson, Pharmaceuticals	1.4
Facebook, Inc., (Class A Stock) Internet Software & Services	1.4
QUALCOMM, Inc., Communications Equipment	1.2
General Electric Co., Industrial Conglomerates	1.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Holdings—Short Positions expressed as a percentage of net assets as of 9/30/14
Hilton Worldwide Holdings, Inc., Hotels, Restaurants & Leisure	(1.0)%
Intercontinental Exchange, Inc., Diversified Financial Services	(1.0)
Under Armour, Inc., Textiles, Apparel & Luxury Goods	(1.0)
Cadence Design Systems, Inc., Software	(1.0)
Fastenal Co., Trading Companies & Distributors	(0.9)

Five Largest Industries expressed as a percentage of net assets as of 9/30/14
Oil, Gas & Consumable Fuels	7.0%
Semiconductors & Semiconductor Equipment	6.0
Internet Software & Services	4.9
Biotechnology	4.6
Pharmaceuticals	4.3

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on May 29, 2014, at the Fund’s commencement of operations and held through the six-month period ended September 30, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in

Prudential Long-Short Equity Fund	5

Fees and Expenses (continued)

amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Long-Short Equity Fund		Beginning Account Value May 29, 2014	Ending Account Value September 30, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual**	$1,000.00	$1,029.00	2.35%	$8.16
	Hypothetical	$1,000.00	$1,013.29	2.35%	$11.86

Class C	Actual**	$1,000.00	$1,026.00	3.10%	$10.75
	Hypothetical	$1,000.00	$1,009.53	3.10%	$15.62

Class Z	Actual**	$1,000.00	$1,029.00	2.08%	$7.23
	Hypothetical	$1,000.00	$1,014.64	2.08%	$10.50

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2014, and divided by the 365 days in the Fund’s fiscal year ending March 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using the 125 day period ended September 30, 2014 due to the Fund’s inception date of May 29, 2014.

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The Fund’s annualized expense ratios for the period May 29, 2014 through September 30, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	3.75%	2.35%
C	4.36	3.10
Z	3.31	2.08

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Long-Short Equity Fund	7

Portfolio of Investments

as of September 30, 2014 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 95.3%

LONG POSITIONS

COMMON STOCKS

Aerospace & Defense 2.7%
Alliant Techsystems, Inc.	240	$30,634
Ducommun, Inc.*	300	8,223
Engility Holdings, Inc.*	2,100	65,457
Hexcel Corp.*	2,400	95,280
Huntington Ingalls Industries, Inc.	1,200	125,052
L-3 Communications Holdings, Inc.	260	30,919
Northrop Grumman Corp.	1,000	131,760
Raytheon Co.	800	81,296

		568,621

Airlines 1.3%
Copa Holdings SA (Class A Stock) (Panama)	200	21,458
Republic Airways Holdings, Inc.*	9,500	105,545
Southwest Airlines Co.	4,200	141,834

		268,837

Auto Components 0.8%
Gentex Corp.	3,400	91,018
Tenneco, Inc.*	1,500	78,465

		169,483

Automobiles 0.4%
Thor Industries, Inc.	1,700	87,550

Banks 2.2%
Fulton Financial Corp.	8,400	93,072
KeyCorp	2,900	38,657
Regions Financial Corp.	10,800	108,432
Wells Fargo & Co.	2,600	134,862
WesBanco, Inc.	2,700	82,593

		457,616

Beverages 2.1%
Coca-Cola Enterprises, Inc.	2,300	102,028
Monster Beverage Corp.*	1,500	137,505
PepsiCo, Inc.(a)	2,100	195,489

		435,022

See Notes to Financial Statements.

Prudential Long-Short Equity Fund	9

Portfolio of Investments

as of September 30, 2014 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Biotechnology 4.6%
Alexion Pharmaceuticals, Inc.*	790	$130,998
Amgen, Inc.	600	84,276
Biogen Idec, Inc.*(a)	500	165,405
Celgene Corp.*	1,200	113,736
Gilead Sciences, Inc.*(a)	2,200	234,190
Ligand Pharmaceuticals, Inc.*	1,300	61,087
NPS Pharmaceuticals, Inc.*	1,000	26,000
United Therapeutics Corp.*	1,100	141,515

		957,207

Building Products 1.7%
A.O. Smith Corp.	2,100	99,288
American Woodmark Corp.*	3,200	117,952
Patrick Industries, Inc.*	2,600	110,136
Quanex Building Products Corp.	400	7,236
Universal Forest Products, Inc.	700	29,897

		364,509

Capital Markets 1.9%
Ameriprise Financial, Inc.	190	23,442
BGC Partners, Inc. (Class A Stock)	5,200	38,636
Goldman Sachs Group, Inc. (The)	310	56,907
KCG Holdings, Inc. (Class A Stock)*	3,400	34,442
Lazard Ltd. (Class A Stock)	2,600	131,820
Piper Jaffray Cos.*	1,200	62,688
Waddell & Reed Financial, Inc. (Class A Stock)	1,100	56,859

		404,794

Chemicals 1.2%
Celanese Corp. (Class A Stock)	1,400	81,928
Schulman, (A.), Inc.	2,900	104,864
Stepan Co.	300	13,314
Tredegar Corp.	1,100	20,251
Westlake Chemical Corp.	300	25,977

		246,334

Commercial Services & Supplies 1.2%
Performant Financial Corp.*	10,500	84,840
Steelcase, Inc. (Class A Stock)	2,300	37,237

See Notes to Financial Statements.

10

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d)
Waste Connections, Inc.	1,200	$58,224
West Corp.	2,500	73,650

		253,951

Communications Equipment 2.9%
ARRIS Group, Inc.*	2,200	62,381
CommScope Holding Co., Inc.*	3,700	88,467
Plantronics, Inc.	2,200	105,116
QUALCOMM, Inc.(a)	3,500	261,695
Riverbed Technology, Inc.*	5,000	92,725

		610,384

Construction & Engineering 0.6%
Chicago Bridge & Iron Co. NV	600	34,710
MYR Group, Inc.*	4,000	96,320

		131,030

Construction Materials 0.2%
United States Lime & Minerals, Inc.	600	34,878

Consumer Finance 0.5%
Nelnet, Inc. (Class A Stock)	2,400	103,416

Diversified Consumer Services 0.5%
Grand Canyon Education, Inc.*	2,300	93,771

Diversified Telecommunication Services 0.7%
Atlantic Tele-Network, Inc.	300	16,170
Enventis Corp.	1,600	29,088
Inteliquent, Inc.	6,800	84,660
Intelsat SA*	800	13,712

		143,630

Electric Utilities 0.1%
PPL Corp.	400	13,136

Electrical Equipment 1.0%
AMETEK, Inc.	1,700	85,357
EnerSys	1,300	76,232
Powell Industries, Inc.	1,400	57,204

		218,793

See Notes to Financial Statements.

Prudential Long-Short Equity Fund	11

Portfolio of Investments

as of September 30, 2014 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components 1.3%
Avnet, Inc.	600	$24,900
Benchmark Electronics, Inc.*	900	19,989
CTS Corp.	2,500	39,725
Ingram Micro, Inc. (Class A Stock)*	3,600	92,916
Methode Electronics, Inc.	1,400	51,618
PC Connection, Inc.	2,400	51,528

		280,676

Energy Equipment & Services 1.6%
Baker Hughes, Inc.	1,700	110,602
Era Group, Inc.*	3,400	73,950
Gulf Island Fabrication, Inc.	1,500	25,800
Helmerich & Payne, Inc.	1,000	97,870
RPC, Inc.	1,600	35,136

		343,358

Food & Staples Retailing 0.5%
Kroger Co. (The)	1,400	72,800
Wal-Mart Stores, Inc.	500	38,235

		111,035

Food Products 1.5%
Cal-Maine Foods, Inc.	1,300	116,129
Omega Protein Corp.*	4,900	61,250
Pilgrim’s Pride Corp.*	900	27,504
Tyson Foods, Inc. (Class A Stock)	2,600	102,362

		307,245

Gas Utilities 0.5%
AGL Resources, Inc.	2,000	102,680

Health Care Equipment & Supplies 2.7%
Abbott Laboratories	1,500	62,385
Anika Therapeutics, Inc.*	900	32,994
Atrion Corp.	200	61,002
Becton, Dickinson and Co.	1,000	113,810
Boston Scientific Corp.*	8,500	100,385
Exactech, Inc.*	1,400	32,046
Globus Medical, Inc. (Class A Stock)*	4,100	80,647
Greatbatch, Inc.*	2,100	89,481

		572,750

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Health Care Providers & Services 2.6%
Aetna, Inc.	1,500	$121,500
Almost Family, Inc.*	2,000	54,340
Centene Corp.*	600	49,626
Cigna Corp.	1,300	117,897
Health Net, Inc.*(a)	3,400	156,774
Humana, Inc.	400	52,116

		552,253

Health Care Technology 0.6%
Cerner Corp.*	400	23,828
Omnicell, Inc.*	3,800	103,854

		127,682

Hotels, Restaurants & Leisure 2.3%
DineEquity, Inc.	900	73,431
Jack in the Box, Inc.	1,000	68,190
Panera Bread Co. (Class A Stock)*	600	97,632
Wyndham Worldwide Corp.	1,500	121,890
Yum! Brands, Inc.	1,600	115,168

		476,311

Household Durables 0.4%
Cavco Industries, Inc.*	1,300	88,400

Independent Power & Renewable Electricity Producers 0.4%
AES Corp.	4,800	68,064
Calpine Corp.*	1,000	21,700

		89,764

Industrial Conglomerates 1.2%
General Electric Co.(a)	10,200	261,324

Insurance 2.2%
Aflac, Inc.	1,900	110,675
American Financial Group, Inc.	1,300	75,257
Fidelity & Guaranty Life	3,900	83,265
Hallmark Financial Services, Inc.*	2,800	28,868
National Western Life Insurance Co. (Class A Stock)	190	46,932
Unum Group	3,100	106,578

		451,575

See Notes to Financial Statements.

Prudential Long-Short Equity Fund	13

Portfolio of Investments

as of September 30, 2014 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Internet & Catalog Retail 0.2%
Liberty TripAdvisor Holdings (Class A Stock)*	1,400	$47,460

Internet Software & Services 4.9%
Demand Media, Inc.*	800	7,080
Facebook, Inc. (Class A Stock)*(a)	3,600	284,544
Google, Inc. (Class A Stock)*(a)	320	188,292
Google, Inc. (Class C Stock)*(a)	320	184,755
LogMeIn, Inc.*	2,300	105,961
NIC, Inc.	5,800	99,876
Reis, Inc.	1,100	25,949
TechTarget, Inc.*	3,700	31,783
Travelzoo, Inc.*	4,100	63,550
XO Group, Inc.*	3,600	40,356

		1,032,146

IT Services 1.2%
Computer Sciences Corp.	200	12,230
Datalink Corp.*	4,900	52,087
DST Systems, Inc.	1,100	92,312
ExlService Holdings, Inc.*	3,500	85,435

		242,064

Leisure Products 0.6%
Polaris Industries, Inc.	800	119,832

Life Sciences Tools & Services 0.5%
Charles River Laboratories International, Inc.*	1,900	113,506

Machinery 2.7%
Blount International, Inc.*	8,100	122,553
Dover Corp.	400	32,132
Gorman-Rupp Co. (The)	1,400	42,056
Harsco Corp.	1,900	40,679
Illinois Tool Works, Inc.	600	50,652
Parker Hannifin Corp.	280	31,962
Timken Co. (The)(a)	3,500	148,365
Toro Co. (The)	1,600	94,768

		563,167

See Notes to Financial Statements.

14

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Media 2.6%
Comcast Corp. (Class A Stock)(a)	3,600	$193,608
Time Warner, Inc.	2,000	150,420
Walt Disney Co. (The)(a)	2,200	195,866

		539,894

Metals & Mining 1.6%
Compass Minerals International, Inc.	1,100	92,708
Globe Specialty Metals, Inc.	5,000	90,950
Olympic Steel, Inc.	1,400	28,798
Reliance Steel & Aluminum Co.	1,200	82,080
Worthington Industries, Inc.	1,100	40,942

		335,478

Multiline Retail 0.8%
Dillard’s, Inc. (Class A Stock)	480	52,310
Macy’s, Inc.	1,900	110,542

		162,852

Multi-Utilities 0.5%
Public Service Enterprise Group, Inc.	2,900	107,996

Oil, Gas & Consumable Fuels 7.0%
Adams Resources & Energy, Inc.	500	22,145
Anadarko Petroleum Corp.	470	47,677
Callon Petroleum Co.*	1,100	9,691
Chesapeake Energy Corp.	3,800	87,362
ConocoPhillips(a)	2,000	153,040
EOG Resources, Inc.	1,300	128,726
EQT Corp.	1,100	100,694
Exxon Mobil Corp.(a)	3,800	357,390
Hess Corp.	1,300	122,616
Phillips 66	1,200	97,572
Pioneer Natural Resources Co.	50	9,848
SM Energy Co.(a)	2,800	218,400
Valero Energy Corp.	2,000	92,540
Whiting Petroleum Corp.*	300	23,265

		1,470,966

Paper & Forest Products 0.1%
Neenah Paper, Inc.	300	16,044

See Notes to Financial Statements.

Prudential Long-Short Equity Fund	15

Portfolio of Investments

as of September 30, 2014 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Pharmaceuticals 4.3%
Bristol-Myers Squibb Co.	2,800	$143,304
Jazz Pharmaceuticals PLC*	750	120,420
Johnson & Johnson(a)	2,800	298,452
Lannett Co., Inc.*	2,400	109,632
Pfizer, Inc.(a)	7,500	221,775

		893,583

Professional Services 0.9%
Resources Connection, Inc.	6,700	93,398
TrueBlue, Inc.*	3,600	90,936

		184,334

Real Estate Investment Trusts (REITs) 2.9%
AG Mortgage Investment Trust, Inc.	5,200	92,560
American Tower Corp.	1,400	131,082
Apollo Residential Mortgage, Inc.	6,000	92,580
Chambers Street Properties	12,700	95,631
Chatham Lodging Trust	2,600	60,008
Franklin Street Properties Corp.	5,200	58,344
Hospitality Properties Trust	2,100	56,385
Invesco Mortgage Capital, Inc.	1,800	28,296

		614,886

Real Estate Management & Development 0.9%
CBRE Group, Inc. (Class A Stock)*	1,800	53,532
Jones Lang LaSalle, Inc.	1,130	142,764

		196,296

Road & Rail 1.7%
CSX Corp.	800	25,648
Norfolk Southern Corp.	380	42,408
Old Dominion Freight Line, Inc.*	1,600	113,024
Union Pacific Corp.(a)	1,600	173,472

		354,552

Semiconductors & Semiconductor Equipment 6.0%
Analog Devices, Inc.	2,100	103,929
Avago Technologies Ltd. (Singapore)	600	52,200
Diodes, Inc.*	1,200	28,704

See Notes to Financial Statements.

16

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d)
Inphi Corp.*	700	$10,066
Integrated Device Technology, Inc.*	7,600	121,220
Integrated Silicon Solution, Inc.	7,100	97,554
Intel Corp.(a)	6,900	240,258
Kulicke & Soffa Industries, Inc. (Singapore)*	5,500	78,265
Marvell Technology Group Ltd.	1,900	25,612
MaxLinear, Inc. (Class A Stock)*	6,800	46,784
Monolithic Power Systems, Inc.	1,300	57,265
Pericom Semiconductor Corp.*	3,400	33,116
RF Micro Devices, Inc.*	900	10,386
Skyworks Solutions, Inc.(a)	3,800	220,590
Texas Instruments, Inc.	2,900	138,301

		1,264,250

Software 3.6%
AVG Technologies NV*	5,000	82,900
Manhattan Associates, Inc.*	3,000	100,260
Microsoft Corp.	300	13,908
NetScout Systems, Inc.*	1,000	45,800
Oracle Corp.(a)	4,600	176,088
PTC, Inc.*	2,900	107,010
Solera Holdings, Inc.	1,500	84,540
Symantec Corp.	5,000	117,550
VASCO Data Security International, Inc.*	1,900	35,682

		763,738

Specialty Retail 2.7%
Best Buy Co., Inc.	2,700	90,693
Dick’s Sporting Goods, Inc.	600	26,328
DSW, Inc. (Class A Stock)	4,600	138,506
Gap, Inc. (The)	2,600	108,394
Haverty Furniture Cos., Inc.	4,000	87,160
Ross Stores, Inc.	1,600	120,928

		572,009

Technology Hardware, Storage & Peripherals 2.3%
Apple, Inc.(a)	2,405	242,304
Hewlett-Packard Co.	4,200	148,974
Lexmark International, Inc. (Class A Stock)	2,300	97,750

		489,028

See Notes to Financial Statements.

Prudential Long-Short Equity Fund	17

Portfolio of Investments

as of September 30, 2014 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods 2.1%
Carter’s, Inc.	1,400	$108,528
G-III Apparel Group Ltd.*	900	74,574
Michael Kors Holdings Ltd.*	1,700	121,363
Steven Madden Ltd.*	3,200	103,136
VF Corp.	400	26,412

		434,013

Tobacco 0.5%
Philip Morris International, Inc.	1,200	100,080

Trading Companies & Distributors 0.3%
United Rentals, Inc.*	500	55,550

TOTAL LONG-TERM INVESTMENTS (cost $19,937,010)		20,001,739

SHORT-TERM INVESTMENTS 3.8%

AFFILIATED MONEY MARKET MUTUAL FUND 3.3%
Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $685,467) (Note 3)(b)	685,467	685,467

	Interest Rate	Maturity Date	Principal Amount (000)

U.S. TREASURY OBLIGATION 0.5%
U.S. Treasury Bills (cost $99,995)	.0252%	12/18/14	$100	99,996

TOTAL SHORT-TERM INVESTMENTS (cost $785,462)				785,463

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT 99.1% (cost $20,722,472; Note 5)				20,787,202

SECURITIES SOLD SHORT(c) (65.2)%

COMMON STOCKS

Aerospace & Defense (1.1)%
Astronics Corp.*			1,100	(52,448)
Astronics Corp. (Class B Stock)*			220	(10,450)
DigitalGlobe, Inc.*			2,000	(57,000)
Kratos Defense & Security Solutions, Inc.*			11,500	(75,440)
LMI Aerospace, Inc.*			3,100	(39,680)

				(235,018)

See Notes to Financial Statements.

18

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Air Freight & Logistics (0.9)%
UTi Worldwide, Inc.*	4,400	$(46,772)
XPO Logistics, Inc.*	4,000	(150,680)

		(197,452)

Auto Components (0.1)%
Motorcar Parts of America, Inc.*	700	(19,047)

Automobiles (0.3)%
General Motors Co.	1,700	(54,298)
Tesla Motors, Inc.*	30	(7,280)

		(61,578)

Banks (0.6)%
Cardinal Financial Corp.	3,200	(54,624)
Eagle Bancorp, Inc.*	300	(9,546)
Iberiabank Corp.	300	(18,753)
UMB Financial Corp.	700	(38,185)

		(121,108)

Biotechnology (1.8)%
AMAG Pharmaceuticals, Inc.*	3,300	(105,303)
Arrowhead Research Corp.*	2,200	(32,494)
Cepheid, Inc.*	1,900	(83,657)
Emergent Biosolutions, Inc.*	1,000	(21,310)
Halozyme Therapeutics, Inc.*	7,300	(66,430)
KYTHERA Biopharmaceuticals, Inc.*	600	(19,656)
Momenta Pharmaceuticals, Inc.*	4,700	(53,298)

		(382,148)

Building Products (1.6)%
Armstrong World Industries, Inc.*	1,100	(61,600)
NCI Building Systems, Inc.*	5,800	(112,520)
Ply Gem Holdings, Inc.*	4,800	(52,032)
Trex Co., Inc.*	3,200	(110,624)

		(336,776)

Capital Markets (1.4)%
FXCM, Inc. (Class A Stock)	7,400	(117,290)
Greenhill & Co., Inc.	1,200	(55,788)
NorthStar Asset Management Group, Inc.	6,100	(112,362)

		(285,440)

See Notes to Financial Statements.

Prudential Long-Short Equity Fund	19

Portfolio of Investments

as of September 30, 2014 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Chemicals (1.8)%
American Vanguard Corp.	3,900	$(43,680)
Balchem Corp.	500	(28,285)
Flotek Industries, Inc.*	2,300	(59,961)
Landec Corp.*	4,300	(52,675)
Monsanto Co.	1,670	(187,892)

		(372,493)

Commercial Services & Supplies (0.9)%
Healthcare Services Group, Inc.	3,300	(94,413)
Heritage-crystal Clean, Inc.*	1,800	(26,748)
InnerWorkings, Inc.*	7,600	(61,484)
McGrath RentCorp	200	(6,840)

		(189,485)

Communications Equipment (1.8)%
Applied Optoelectronics, Inc.*	4,300	(69,230)
Ciena Corp.*	4,600	(76,912)
Extreme Networks, Inc.*	4,200	(20,118)
InterDigital, Inc.	1,400	(55,748)
Procera Networks, Inc.*	9,100	(87,178)
ViaSat, Inc.*	1,300	(71,656)

		(380,842)

Construction & Engineering (0.6)%
Dycom Industries, Inc.*	1,100	(33,781)
Granite Construction, Inc.	2,800	(89,068)
Northwest Pipe Co.*	200	(6,820)

		(129,669)

Consumer Finance (0.1)%
Consumer Portfolio Services, Inc.*	4,200	(26,922)

Containers & Packaging (0.8)%
MeadWestvaco Corp.	4,100	(167,854)

Diversified Consumer Services (0.9)%
Houghton Mifflin Harcourt Co.*	5,600	(108,864)
Sotheby’s	2,400	(85,728)

		(194,592)

See Notes to Financial Statements.

20

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Diversified Financial Services (1.0)%
Intercontinental Exchange, Inc.	1,060	$(206,753)

Diversified Telecommunication Services (0.4)%
General Communication, Inc. (Class A Stock)*	7,800	(85,098)

Electrical Equipment (0.2)%
Power Solutions International, Inc.*	400	(27,600)
PowerSecure International, Inc.*	700	(6,706)

		(34,306)

Electronic Equipment, Instruments & Components (0.8)%
FEI Co.	1,100	(82,962)
Knowles Corp.*	1,300	(34,450)
Maxwell Technologies, Inc.*	4,800	(41,856)
MTS Systems Corp.	100	(6,826)

		(166,094)

Energy Equipment & Services (0.9)%
Exterran Holdings, Inc.	400	(17,724)
McDermott International, Inc.*	14,000	(80,080)
Natural Gas Services Group, Inc.*	2,200	(52,954)
SEACOR Holdings, Inc.*	400	(29,920)

		(180,678)

Food & Staples Retailing
Chefs’ Warehouse, Inc. (The)*	500	(8,130)

Food Products (1.8)%
Darling Ingredients, Inc.*	5,600	(102,592)
Dean Foods Co.	4,100	(54,325)
Hain Celestial Group, Inc. (The)*	1,400	(143,290)
Post Holdings, Inc.*	2,000	(66,360)

		(366,567)

Gas Utilities (0.5)%
Northwest Natural Gas Co.	2,200	(92,950)
One Gas, Inc.	500	(17,125)

		(110,075)

See Notes to Financial Statements.

Prudential Long-Short Equity Fund	21

Portfolio of Investments

as of September 30, 2014 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Health Care Equipment & Supplies (3.1)%
Insulet Corp.*	2,700	$(99,495)
Neogen Corp.*	600	(23,700)
NxStage Medical, Inc.*	1,200	(15,756)
Quidel Corp.*	2,600	(69,862)
Spectranetics Corp. (The)*	1,800	(47,826)
STAAR Surgical Co.*	1,000	(10,630)
Tornier NV*	900	(21,510)
Varian Medical Systems, Inc.*	1,900	(152,228)
Volcano Corp.*	5,600	(59,584)
Wright Medical Group, Inc.*	2,100	(63,630)
Zeltiq Aesthetics, Inc.*	3,400	(76,942)

		(641,163)

Health Care Providers & Services (2.6)%
Air Methods Corp.*	200	(11,110)
BioScrip, Inc.*	13,100	(90,521)
BioTelemetry, Inc.*	1,000	(6,710)
Brookdale Senior Living, Inc.*	5,500	(177,210)
Community Health Systems, Inc.*	300	(16,437)
Cross Country Healthcare, Inc.*	800	(7,432)
ExamWorks Group, Inc.*	3,500	(114,625)
Tenet Healthcare Corp.*	2,100	(124,719)

		(548,764)

Health Care Technology (0.9)%
HMS Holdings Corp.*	5,300	(99,905)
Medidata Solutions, Inc.*	1,400	(62,006)
Vocera Communications, Inc.*	4,400	(35,508)

		(197,419)

Hotels, Restaurants & Leisure (2.2)%
Bob Evans Farms, Inc.	1,100	(52,074)
Boyd Gaming Corp.*	9,200	(93,472)
Darden Restaurants, Inc.	1,000	(51,460)
Hilton Worldwide Holdings, Inc.*	8,800	(216,744)
Ignite Restaurant Group, Inc.*	1,500	(9,000)
SeaWorld Entertainment, Inc.	1,600	(30,768)

		(453,518)

Household Durables (0.3)%
MDC Holdings, Inc.	2,700	(68,364)

See Notes to Financial Statements.

22

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Household Products (0.3)%
Spectrum Brands Holdings, Inc.	800	$(72,424)

Independent Power & Renewable Electricity Producers (0.2)%
Pattern Energy Group, Inc.	1,300	(40,196)

Insurance (0.9)%
Ambac Financial Group, Inc.*	1,600	(35,360)
Markel Corp.*	200	(127,230)
Stewart Information Services Corp.	600	(17,610)

		(180,200)

Internet Software & Services (2.7)%
comScore, Inc.*	3,100	(112,871)
Cornerstone OnDemand, Inc.*	2,300	(79,143)
E2open, Inc.*	5,000	(46,550)
Marketo, Inc.*	4,000	(129,200)
Twitter, Inc.*	2,900	(149,582)
Yelp, Inc.*	800	(54,600)

		(571,946)

IT Services (0.8)%
Alliance Data Systems Corp.*	700	(173,789)

Leisure Products (0.1)%
Callaway Golf Co.	3,300	(23,892)

Life Sciences Tools & Services (0.2)%
Albany Molecular Research, Inc.*	1,000	(22,070)
Fluidigm Corp.*	1,200	(29,400)

		(51,470)

Machinery (2.0)%
Chart Industries, Inc.*	1,300	(79,469)
Colfax Corp.*	1,600	(91,152)
EnPro Industries, Inc.*	1,400	(84,742)
FreightCar America, Inc.	3,800	(126,540)
Titan International, Inc.	3,700	(43,734)

		(425,637)

Media (3.1)%
AMC Networks, Inc. (Class A Stock)*	2,500	(146,050)
Charter Communications, Inc. (Class A Stock)*	700	(105,959)

See Notes to Financial Statements.

Prudential Long-Short Equity Fund	23

Portfolio of Investments

as of September 30, 2014 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Media (cont’d)
Gray Television, Inc.*	1,800	$(14,184)
Liberty Global PLC (Class C Stock) (United Kingdom)*	3,900	(159,959)
MDC Partners, Inc. (Class A Stock)	500	(9,595)
National CineMedia, Inc.	6,000	(87,060)
Nexstar Broadcasting Group, Inc. (Class A Stock)	2,200	(88,924)
Rentrak Corp.*	500	(30,470)

		(642,201)

Metals & Mining (1.2)%
Allegheny Technologies, Inc.	3,400	(126,140)
Freeport-McMoRan, Inc.	1,800	(58,770)
Horsehead Holding Corp.*	3,400	(56,202)

		(241,112)

Multiline Retail (0.2)%
Target Corp.	600	(37,608)

Multi-Utilities (0.6)%
TECO Energy, Inc.	7,400	(128,612)

Oil, Gas & Consumable Fuels (4.8)%
Antero Resources Corp*	2,600	(142,714)
Bill Barrett Corp.*	1,800	(39,672)
Northern Oil and Gas, Inc.*	6,500	(92,430)
PDC Energy, Inc.*	1,600	(80,464)
Penn Virginia Corp.*	6,100	(77,531)
Sanchez Energy Corp.*	2,900	(76,154)
Scorpio Tankers, Inc. (Monaco)	2,800	(23,268)
SemGroup Corp. (Class A Stock)	800	(66,616)
Stone Energy Corp.*	2,000	(62,720)
Triangle Petroleum Corp.*	9,700	(106,797)
W&T Offshore, Inc.	3,000	(33,000)
Westmoreland Coal Co.*	500	(18,705)
Williams Cos., Inc. (The)	3,400	(188,190)

		(1,008,261)

Personal Products (0.1)%
IGI Laboratories, Inc.*	2,000	(18,640)

Pharmaceuticals (0.6)%
ANI Pharmaceuticals, Inc.*	500	(14,140)
AVANIR Pharmaceuticals, Inc.*	6,900	(82,248)

See Notes to Financial Statements.

24

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Pharmaceuticals (cont’d)
Pernix Therapeutics Holdings, Inc.*	1,600	$(12,288)
Tetraphase Pharmaceuticals, Inc.*	800	(15,960)

		(124,636)

Professional Services (1.0)%
Advisory Board Co. (The)*	2,000	(93,180)
Mistras Group, Inc.*	2,500	(51,000)
WageWorks, Inc.*	1,400	(63,742)

		(207,922)

Real Estate Investment Trusts (REITs) (3.0)%
Glimcher Realty Trust	5,300	(71,762)
Monmouth Real Estate Investment Corp.	900	(9,108)
NorthStar Realty Finance Corp.	6,100	(107,787)
Plum Creek Timber Co., Inc.	3,700	(144,337)
UMH Properties, Inc.	3,700	(35,150)
Washington Real Estate Investment Trust	3,000	(76,140)
Weyerhaeuser Co.	6,100	(194,346)

		(638,630)

Road & Rail (0.4)%
Genesee & Wyoming, Inc. (Class A Stock)*	800	(76,248)

Semiconductors & Semiconductor Equipment (3.4)%
Applied Micro Circuits Corp.*	10,800	(75,600)
Exar Corp.*	8,800	(78,760)
First Solar, Inc.*	2,900	(190,849)
Spansion, Inc. (Class A Stock)*	5,300	(120,787)
SunEdison, Inc.*	5,200	(98,176)
Ultratech, Inc.*	3,900	(88,725)
Veeco Instruments, Inc.*	1,700	(59,415)

		(712,312)

Software (3.5)%
Cadence Design Systems, Inc.*	11,600	(199,636)
FleetMatics Group PLC*	3,000	(91,500)
Guidewire Software, Inc.*	2,100	(93,114)
NetSuite, Inc.*	1,600	(143,264)
PROS Holdings, Inc.*	300	(7,560)
Rally Software Development Corp.*	6,200	(74,462)
Rosetta Stone, Inc.*	6,700	(53,935)
Silver Spring Networks, Inc.*	8,300	(80,095)

		(743,566)

See Notes to Financial Statements.

Prudential Long-Short Equity Fund	25

Portfolio of Investments

as of September 30, 2014 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Specialty Retail (2.5)%
Advance Auto Parts, Inc.	800	$(104,240)
American Eagle Outfitters, Inc.	8,600	(124,872)
Cabela’s, Inc.*	1,700	(100,130)
Men’s Wearhouse, Inc. (The)	1,500	(70,830)
Pep Boys-Manny Moe & Jack (The)*	3,700	(32,967)
Restoration Hardware Holdings, Inc.*	1,100	(87,505)
Tiffany & Co.	100	(9,631)

		(530,175)

Technology Hardware, Storage & Peripherals (0.9)%
Cray, Inc.*	3,600	(94,464)
Silicon Graphics International Corp.*	11,200	(103,376)

		(197,840)

Textiles, Apparel & Luxury Goods (1.0)%
Under Armour, Inc. (Class A Stock)*	2,900	(200,390)

Thrifts & Mortgage Finance (0.8)%
EverBank Financial Corp.	5,000	(88,300)
Ocwen Financial Corp.*	2,900	(75,922)

		(164,222)

Trading Companies & Distributors (1.5)%
Aceto Corp.	800	(15,456)
Fastenal Co.	4,400	(197,560)
TAL International Group, Inc.*	2,200	(90,750)

		(303,766)

TOTAL SECURITIES SOLD SHORT (proceeds received $14,161,662)		(13,683,048)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT 33.9% (cost $6,560,810; Note 5)		7,104,154
Other assets in excess of liabilities 66.1%		13,873,977

NET ASSETS 100.0%		$20,978,131

*	Non-income producing security.
(a)	Represents security, or a portion thereof, segregated as collateral for short sales. The aggregate value of such securities is $4,772,076.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

See Notes to Financial Statements.

26

(c)	The aggregate value of securities sold short is $13,683,048. Deposit with Barclays Capital Group combined with securities segregated as collateral in an amount of $18,627,273, exceeds the value of securities sold short as of September 30, 2014. Securities sold short are subject to contractual netting arrangements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Long Positions
Common Stocks
Aerospace & Defense	$568,621	$—	$—
Airlines	268,837	—	—
Auto Components	169,483	—	—
Automobiles	87,550	—	—
Banks	457,616	—	—
Beverages	435,022	—	—
Biotechnology	957,207	—	—
Building Products	364,509	—	—
Capital Markets	404,794	—	—
Chemicals	246,334	—	—
Commercial Services & Supplies	253,951	—	—
Communications Equipment	610,384	—	—
Construction & Engineering	131,030	—	—
Construction Materials	34,878	—	—
Consumer Finance	103,416	—	—
Diversified Consumer Services	93,771	—	—
Diversified Telecommunication Services	143,630	—	—
Electric Utilities	13,136	—	—
Electrical Equipment	218,793	—	—
Electronic Equipment, Instruments & Components	280,676	—	—
Energy Equipment & Services	343,358	—	—
Food & Staples Retailing	111,035	—	—
Food Products	307,245	—	—
Gas Utilities	102,680	—	—

See Notes to Financial Statements.

Prudential Long-Short Equity Fund	27

Portfolio of Investments

as of September 30, 2014 (Unaudited) continued

	Level 1	Level 2	Level 3
Common Stocks (continued)
Health Care Equipment & Supplies	$572,750	$—	$—
Health Care Providers & Services	552,253	—	—
Health Care Technology	127,682	—	—
Hotels, Restaurants & Leisure	476,311	—	—
Household Durables	88,400	—	—
Independent Power & Renewable Electricity Producers	89,764	—	—
Industrial Conglomerates	261,324	—	—
Insurance	451,575	—	—
Internet & Catalog Retail	47,460	—	—
Internet Software & Services	1,032,146	—	—
IT Services	242,064	—	—
Leisure Products	119,832	—	—
Life Sciences Tools & Services	113,506	—	—
Machinery	563,167	—	—
Media	539,894	—	—
Metals & Mining	335,478	—	—
Multiline Retail	162,852	—	—
Multi-Utilities	107,996	—	—
Oil, Gas & Consumable Fuels	1,470,966	—	—
Paper & Forest Products	16,044	—	—
Pharmaceuticals	893,583	—	—
Professional Services	184,334	—	—
Real Estate Investment Trusts (REITs)	614,886	—	—
Real Estate Management & Development	196,296	—	—
Road & Rail	354,552	—	—
Semiconductors & Semiconductor Equipment	1,264,250	—	—
Software	763,738	—	—
Specialty Retail	572,009	—	—
Technology Hardware, Storage & Peripherals	489,028	—	—
Textiles, Apparel & Luxury Goods	434,013	—	—
Tobacco	100,080	—	—
Trading Companies & Distributors	55,550	—	—
Affiliated Money Market Mutual Fund	685,467	—	—
U.S. Treasury Obligation	—	99,996	—
Securities Sold Short
Common Stocks
Aerospace & Defense	(235,018)	—	—
Air Freight & Logistics	(197,452)	—	—
Auto Components	(19,047)	—	—
Automobiles	(61,578)	—	—
Banks	(121,108)	—	—
Biotechnology	(382,148)	—	—
Building Products	(336,776)	—	—
Capital Markets	(285,440)	—	—
Chemicals	(372,493)	—	—
Commercial Services & Supplies	(189,485)	—	—

See Notes to Financial Statements.

28

	Level 1	Level 2	Level 3
Common Stocks (continued)
Communications Equipment	$(380,842)	$—	$—
Construction & Engineering	(129,669)	—	—
Consumer Finance	(26,922)	—	—
Containers & Packaging	(167,854)	—	—
Diversified Consumer Services	(194,592)	—	—
Diversified Financial Services	(206,753)	—	—
Diversified Telecommunication Services	(85,098)	—	—
Electrical Equipment	(34,306)	—	—
Electronic Equipment, Instruments & Components	(166,094)	—	—
Energy Equipment & Services	(180,678)	—	—
Food & Staples Retailing	(8,130)	—	—
Food Products	(366,567)	—	—
Gas Utilities	(110,075)	—	—
Health Care Equipment & Supplies	(641,163)	—	—
Health Care Providers & Services	(548,764)	—	—
Health Care Technology	(197,419)	—	—
Hotels, Restaurants & Leisure	(453,518)	—	—
Household Durables	(68,364)	—	—
Household Products	(72,424)	—	—
Independent Power & Renewable Electricity Producers	(40,196)	—	—
Insurance	(180,200)	—	—
Internet Software & Services	(571,946)	—	—
IT Services	(173,789)	—	—
Leisure Products	(23,892)	—	—
Life Sciences Tools & Services	(51,470)	—	—
Machinery	(425,637)	—	—
Media	(642,201)	—	—
Metals & Mining	(241,112)	—	—
Multiline Retail	(37,608)	—	—
Multi-Utilities	(128,612)	—	—
Oil, Gas & Consumable Fuels	(1,008,261)	—	—
Personal Products	(18,640)	—	—
Pharmaceuticals	(124,636)	—	—
Professional Services	(207,922)	—	—
Real Estate Investment Trusts (REITs)	(638,630)	—	—
Road & Rail	(76,248)	—	—
Semiconductors & Semiconductor Equipment	(712,312)	—	—
Software	(743,566)	—	—
Specialty Retail	(530,175)	—	—
Technology Hardware, Storage & Peripherals	(197,840)	—	—
Textiles, Apparel & Luxury Goods	(200,390)	—	—
Thrifts & Mortgage Finance	(164,222)	—	—
Trading Companies & Distributors	(303,766)	—	—

Total	$7,004,158	$99,996	$—

See Notes to Financial Statements.

Prudential Long-Short Equity Fund	29

Portfolio of Investments

as of September 30, 2014 (Unaudited) continued

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2014 was as follows:

Pharmaceuticals	3.7%
Affiliated Money Market Mutual Fund	3.3
Biotechnology	2.8
Semiconductors & Semiconductor Equipment	2.6
Oil, Gas & Consumable Fuels	2.2
Internet Software & Services	2.2
Beverages	2.1
Banks	1.6
Aerospace & Defense	1.6
Technology Hardware, Storage & Peripherals	1.4
Road & Rail	1.3
Insurance	1.3
Airlines	1.3
Industrial Conglomerates	1.2
Textiles, Apparel & Luxury Goods	1.1
Communications Equipment	1.1
Real Estate Management & Development	0.9
Electrical Equipment	0.8
Energy Equipment & Services	0.7
Auto Components	0.7
Machinery	0.7
Multiline Retail	0.6
Capital Markets	0.5
Electronic Equipment, Instruments & Components	0.5
Food & Staples Retailing	0.5
Tobacco	0.5
U.S. Treasury Obligation	0.5
Leisure Products	0.5
Metals & Mining	0.4
Consumer Finance	0.4
IT Services	0.4
Commercial Services & Supplies	0.3
Life Sciences Tools & Services	0.3
Diversified Telecommunication Services	0.3%
Independent Power & Renewable Electricity Producers	0.2
Internet & Catalog Retail	0.2
Specialty Retail	0.2
Construction Materials	0.2
Building Products	0.1
Automobiles	0.1
Hotels, Restaurants & Leisure	0.1
Software	0.1
Household Durables	0.1
Paper & Forest Products	0.1
Electric Utilities	0.1
Personal Products	(0.1)
Multi-Utilities	(0.1)
Professional Services	(0.1)
Real Estate Investment Trusts (REITs)	(0.1)
Food Products	(0.3)
Health Care Technology	(0.3)
Household Products	(0.3)
Health Care Equipment & Supplies	(0.4)
Diversified Consumer Services	(0.4)
Media	(0.5)
Chemicals	(0.6)
Thrifts & Mortgage Finance	(0.8)
Containers & Packaging	(0.8)
Air Freight & Logistics	(0.9)
Diversified Financial Services	(1.0)
Trading Companies & Distributors	(1.2)

33.9
Other assets in excess of liabilities	66.1

100.0%

See Notes to Financial Statements.

30

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with this derivative instrument is equity risk.

The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Portfolio did not hold any derivative instruments as of September 30, 2014, accordingly, no derivative positions were presented in the Statements of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period* ended September 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(8,600)

*	Commencement of operations was May 29, 2014.

See Notes to Financial Statements.

Prudential Long-Short Equity Fund	31

Statement of Assets & Liabilities

as of September 30, 2014 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $20,037,005)	$20,101,735
Affiliated investments (cost $685,467)	685,467
Deposit with broker for securities sold short	13,855,197
Receivable for investments sold	106,529
Dividends receivable	20,615
Prepaid expenses	25,777

Total assets	34,795,320

Liabilities
Securities sold short, at value (proceeds $14,161,662)	13,683,048
Payable for investments purchased	97,371
Management fee payable	24,172
Dividends payable on securities sold short	7,101
Accrued expenses	5,434
Affiliated transfer agent fee payable	32
Distribution fee payable	31

Total liabilities	13,817,189

Net Assets	$20,978,131

Net assets were comprised of:
Shares of beneficial interest, at par	$2,038
Paid-in capital in excess of par	20,382,280

20,384,318
Accumulated net investment loss	(35,163)
Accumulated net realized gain on investment and short sale transactions	85,632
Net unrealized appreciation on investments and short sales	543,344

Net assets, September 30, 2014	$20,978,131

See Notes to Financial Statements.

32

Class A:
Net asset value and redemption price per share, ($38,440 ÷ 3,737 shares of beneficial interest issued and outstanding)	$10.29
Maximum sales charge (5.50% of offering price)	0.60

Maximum offering price to public	$10.89

Class C:
Net asset value, offering price and redemption price per share, ($35,227 ÷ 3,434 shares of beneficial interest issued and outstanding)	$10.26

Class Z:
Net asset value, offering price and redemption price per share, ($20,904,464 ÷ 2,030,514 shares of beneficial interest issued and outstanding)	$10.30

See Notes to Financial Statements.

Prudential Long-Short Equity Fund	33

Statement of Operations

For the period May 29, 2014* through September 30, 2014 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $6)	$111,098
Affiliated dividend income	588
Interest income	5

Total income	111,691

Expenses
Management fee	98,753
Distribution fee—Class A	23
Distribution fee—Class C	49
Dividend expense on short sales	29,750
Custodian’s fees and expenses	27,000
Registration fees	25,000
Audit fee	12,000
Broker fees and expenses on short sales	11,229
Legal fees and expenses	9,000
Reports to shareholders	8,000
Trustees’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expense of $79)	2,000
Miscellaneous	5,475

Total expenses	233,279
Less: Management fee waiver and/or expense reimbursement	(86,421)
Distribution fee waiver- Class A	(4)

Net expenses	146,854

Net investment loss	(35,163)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment transactions	149,383
Futures transactions	(8,600)
Short sale transactions	(55,151)

85,632

Net change in unrealized appreciation (depreciation) on:
Investments	64,730
Short sales	478,614

543,344

Net gain on investments and short sales	628,976

Net Increase In Net Assets Resulting From Operations	$593,813

*	Commencement of operations.

See Notes to Financial Statements.

34

Statement of Changes in Net Assets

(Unaudited)

May 29, 2014* through September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment loss	$(35,163)
Net realized gain on investment and short sale transactions	85,632
Net change in unrealized appreciation on investments and short sales	543,344

Net increase in net assets resulting from operations	593,813

Fund share transactions (Note 6)
Net proceeds from shares sold	20,501,196
Cost of shares reacquired	(116,878)

Net increase in net assets from Fund share transactions	20,384,318

Total increase	20,978,131

Net Assets:
Beginning of period	—

End of period	$20,978,131

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Long-Short Equity Fund	35

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 12 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of four funds: Prudential Global Real Estate Fund, Prudential US Real Estate Fund, Prudential Long-Short Equity Fund (the “Fund”) and Prudential Short Duration Muni High Income Fund. These financial statements relate only to Prudential Long-Short Equity Fund. The Fund commenced investment operations on May 29, 2014. The Trust was established as a Delaware business trust on October 24, 1997. The investment objective of the Fund is to seek long-term capital appreciation.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the

36

close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange- traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Long-Short Equity Fund	37

Notes to Financial Statements

(Unaudited) continued

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency

38

contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation/(depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearing house acts as counterparty to all exchange traded futures and guarantees the futures contracts against default.

Short Sales: The Fund engages in short sales of securities as a method of hedging potential price declines in similar securities owned. The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its

Prudential Long-Short Equity Fund	39

Notes to Financial Statements

(Unaudited) continued

obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales. The Fund maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to short sales.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions is disclosed by the REITs.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investments and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

40

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all the investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Association LLC (“QMA”). The subadvisory agreement provides that the subadviser furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of 1.40% of the average daily net assets of the Fund.

Prudential Long-Short Equity Fund	41

Notes to Financial Statements

(Unaudited) continued

For the period ended September 30, 2014, PI has contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and interest expense on short sales, brokerage, taxes, extraordinary and certain other expenses) of each class of shares to 1.50% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, C, and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and C shares, pursuant to plans of distribution (the “Distribution Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. For the period ended September 30, 2014, PIMS contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $561 in front-end sales charges resulting from sales of Class A shares during the period ended September 30, 2014. From these fees, PIMS paid such sales charges to broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the period ended September 30, 2014, there were no contingent deferred sales charges imposed.

PI, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

42

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the period ended September 30, 2014, were $23,550,514 and $3,762,886, respectively. Portfolio securities short sales and purchases to cover were $16,304,495 and $2,194,816, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2014 were as follows:

Tax Basis	$20,722,472

Appreciation	949,156
Depreciation	(884,426)

Net Unrealized Appreciation	$64,730

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions and concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period.

Note 6. Capital

The Fund offers Class A, Class C, and Class Z shares. Class A shares are sold with front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Prudential Long-Short Equity Fund	43

Notes to Financial Statements

(Unaudited) continued

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of September 30, 2014, Prudential through its affiliates owned 1,000 Class A, 1,000 Class C shares and 2,001,000 Class Z shares of the Fund.

Transaction in shares of beneficial interest were as follows:

Class A	Shares	Amount
Period ended September 30, 2014*:
Shares sold	15,051	$154,588
Shares reacquired	(11,314)	(116,878)

Net increase (decrease) in shares outstanding	3,737	$37,710

Class C
Period ended September 30, 2014*:
Shares sold	3,434	$35,000
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	3,434	$35,000

Class Z
Period ended September 30, 2014*:
Shares sold	2,030,514	$20,311,608
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	2,030,514	$20,311,608

*	Commenced on operations May 29, 2014.

Note 7. Borrowings

Effective October 9, 2014, the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA.

See Notes to Financial Statements.

44

Financial Highlights

(Unaudited) continued

Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

See Notes to Financial Statements.

Prudential Long-Short Equity Fund	45

Financial Highlights

(Unaudited)

Class A Shares
	May 29, 2014(b) through September 30, 2014 (c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment loss	(.03)
Net realized and unrealized gain on investments and short sales	.32
Total from investment operations	.29
Net asset value, end of period	$10.29
Total Return (a):	2.90%
Ratios/Supplemental Data:
Net assets, end of period (000)	$38
Average net assets (000)	$22
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.35%	(e)(g)
Expenses before waivers and/or expense reimbursement	3.75%	(e)(g)
Net investment loss	(.87%	)(e)
Portfolio turnover rate	63%	(f)

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on the average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.62% for the period ended September 30, 2014.

See Notes to Financial Statements.

46

Class C Shares
	May 29, 2014(b) through September 30, 2014 (c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment loss	(.05)
Net realized and unrealized gain on investments and short sales	.31
Total from investment operations	.26
Net asset value, end of period	$10.26
Total Return(a):	2.60%
Ratios/Supplemental Data:
Net assets, end of period (000)	$35
Average net assets (000)	$14
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	3.10%	(e)(g)
Expenses before waivers and/or expense reimbursement	4.36%	(e)(g)
Net investment loss	(1.55%	)(e)
Portfolio turnover rate	63%	(f)

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on the average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.67% for the period ended September 30, 2014.

See Notes to Financial Statements.

Prudential Long-Short Equity Fund	47

Financial Highlights

(Unaudited) continued

Class Z Shares
	May 29, 2014(b) through September 30, 2014 (c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment loss	(.02)
Net realized and unrealized gain on investments and short sales	.32
Total from investment operations	.30
Net asset value, end of period	$10.30
Total Return(a):	3.00%
Ratios/Supplemental Data:
Net assets, end of period (000)	$20,904
Average net assets (000)	$20,560
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.08%	(e)(g)
Expenses before waivers and/or expense reimbursement	3.31%	(e)(g)
Net investment loss	(.50%	)(e)
Portfolio turnover rate	63%	(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on the average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.59% for the period ended September 30, 2014.

See Notes to Financial Statements.

48

Approval of Advisory Agreements

Initial Approval of the Fund’s Advisory Agreements

As required by Investment Company Act of 1940 (the 1940 Act), the Board of Directors (the Board) considered the proposed management agreement with Prudential Investments LLC (the Manager) and the proposed subadvisory agreement with Quantitative Management Associates LLC (QMA or the Subadviser) with respect to the Prudential Long-Short Equity Fund (the Fund) prior to the Fund’s commencement of operations. The Board, including all of the Independent Trustees, met on March 4-6, 2014 and approved the agreements for an initial two year period, after concluding that approval of the agreements was in the best interests of the Fund.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadviser; the Subadviser’s qualifications and track record in serving other affiliated mutual funds; the fees proposed to be paid by the Fund to the Manager and by the Manager to the Subadviser under the agreements; and the potential for economies of scale that may be shared with the Fund and its shareholders. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the meetings on March 4-6, 2014. The Board also considered information provided by the Manager with respect to other funds managed by the Manager and QMA, which information had been provided throughout the year at regular Board meetings. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund.

The Trustees determined that the overall arrangements between the Fund and the Manager, which will serve as the Fund’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Fund’s Subadviser pursuant to a subadvisory agreement, were in the best interests of the Fund in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees reaching their determinations to approve the agreements are separately discussed below.

Prudential Long-Short Equity Fund

Approval of Advisory Agreements (continued)

Nature, Quality and Extent of Services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the June 4-6, 2013 meetings in connection with the renewal of the management agreements between the Manager and the other Prudential Retail Funds, as well as at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Manager, and that the Board received a representation that there were no material changes to the information the Board considered at the June 4-6, 2013 meetings. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager pays the salaries of all the officers and non-independent Trustees of the Fund. The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and the Subadviser, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it had received favorable compliance reports from the Trust’s Chief Compliance Officer as to the Manager. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other Prudential Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to QMA, the Board noted that it had received and considered information about QMA at the June 4-6, 2013 meetings in connection with the renewal of the subadvisory agreements between the Manager and QMA with respect to other Prudential Retail Funds, as well as at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadviser, and that the Board received a representation that there were no material changes to the information the Board considered at the June 4-6, 2013 meetings. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Fund’s portfolio, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it had received favorable

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compliance reports from the Trust’s Chief Compliance Officer as to the Subadviser. The Board noted that it was satisfied with the nature, quality and extent of services provided by QMA with respect to the other Prudential Retail Funds served by QMA. The Board determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Subadviser under the subadvisory agreement for the Fund would be similar in nature to those provided under the other subadvisory agreement. The Board noted that the Subadviser is affiliated with the Manager.

Performance

Because the Fund had not yet commenced operations, no investment performance for the Fund existed for Board review. The Board noted that there was no directly comparable performance information for the Board to review. The Board did consider the Subadviser’s track record in managing other registered investment companies. The Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fee rate of 1.40% of the Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fee rate of 0.70% of average daily net assets to be paid by the Manager to the Subadviser.

The Board considered information provided by the Manager comparing the Fund’s proposed management fee rate and total expenses for Class A shares to the Lipper 15(c) Peer Group. The Board noted that the Fund’s gross management fee rate was in the third quartile of the Lipper Peer Group (first quartile being the lowest fee rate). The Board further noted that the anticipated net total expenses for Class A shares were in the second quartile of the Lipper Peer Group (first quartile being the lowest expenses). The Board further noted that the Manager has contractually agreed through July 31, 2015 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, taxes, interest, acquired fund fees and expenses, brokerage, dividend and interest expenses related to short sales, extraordinary and certain other expenses) of each class of shares of the Fund to 1.50% of the Fund’s average daily net assets.

The Board noted that the Fund’s actual management fee rate is expected to be 0.50%, due to waivers and reimbursements required to support the net total expense limitation, given that the Fund’s initial assets will be low. The Board concluded that the proposed management fee, proposed subadvisory fee and total expenses were reasonable in light of the services to be provided.

Prudential Long-Short Equity Fund

Approval of Advisory Agreements (continued)

Profitability

Because the Fund had not yet commenced operations, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with the annual renewal of the advisory and subadvisory agreements.

Economies of Scale

The Board noted that the proposed management fee for the Fund did not include breakpoints under which the fee would decline as assets grew. The Board considered the potential for the Manager to realize economies of scale as the Fund’s assets grew and concluded that it would be appropriate to review breakpoints in the management fee as the Fund grew.

Other Benefits to the Manager and the Subadvisers

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the Subadviser. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other Prudential Retail Funds, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadviser to the Prudential Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer and Chief Compliance Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Long-Short Equity Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL LONG-SHORT EQUITY FUND

SHARE CLASS	A	C	Z
NASDAQ	PLHAX	PLHCX	PLHZX
CUSIP	744336868	744336850	744336843

MF221E2    0269832-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 12

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	November 19, 2014

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	November 19, 2014